Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	HMC
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,802,297,290

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 1,206,128	¥ 1,247,113
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥7,293 million in 2012 and ¥7,885 million in 2013 (notes 3, 9 and 20)	1,005,981	812,155
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,243,002	1,081,721
Inventories (notes 5 and 9)	1,215,421	1,035,779
Deferred income taxes (note 11)	234,075	188,755
Other current assets (notes 4, 7, 9 and 17)	418,446	373,563
Total current assets	5,323,053	4,739,086
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,788,135	2,364,393
Investments and advances:
Investments in and advances to affiliates (note 6)	459,110	434,744
Other, including marketable equity securities (notes 4 and 7)	209,680	188,863
Total investments and advances	668,790	623,607
Property on operating leases (note 8):
Vehicles	2,243,424	1,773,375
Less accumulated depreciation	400,292	300,618
Net property on operating leases	1,843,132	1,472,757
Property, plant and equipment, at cost (note 9):
Land	515,661	488,265
Buildings	1,686,638	1,492,823
Machinery and equipment	3,832,090	3,300,727
Construction in progress	288,073	191,107
Gross property, plant and equipment	6,322,462	5,472,922
Less accumulated depreciation and amortization	3,922,932	3,499,464
Net property, plant and equipment	2,399,530	1,973,458
Other assets, net of allowance for doubtful accounts of ¥23,036 million in 2012 and ¥22,754 million in 2013 (notes 1(w), 3, 4, 9, 11, 13, 17 and 20)	612,717	614,298
Total assets	13,635,357	11,787,599
Current liabilities:
Short-term debt (notes 4 and 9)	1,238,297	964,848
Current portion of long-term debt (notes 4 and 9)	945,046	911,395
Trade payables:
Notes	31,354	26,499
Accounts	956,660	942,444
Accrued expenses (note 13)	593,570	489,110
Income taxes payable (note 11)	48,454	24,099
Other current liabilities (notes 9, 11 and 17)	283,304	221,364
Total current liabilities	4,096,685	3,579,759
Long-term debt, excluding current portion (notes 4 and 9)	2,710,845	2,235,001
Other liabilities (notes 1(w), 4, 10, 11 and 13)	1,630,085	1,454,937
Total liabilities	8,437,615	7,269,697
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares; issued 1,811,428,430 shares	86,067	86,067
Capital surplus	171,117	172,529
Legal reserves (note 12)	47,583	47,184
Retained earnings (notes 1(w) and 12)	5,995,626	5,758,641
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,236,792)	(1,646,078)
Treasury stock, at cost 9,128,871 shares in 2012 and 9,131,140 shares in 2013	(26,124)	(26,117)
Total Honda Motor Co., Ltd. shareholders' equity	5,037,477	4,392,226
Noncontrolling interests	160,265	125,676
Total equity	5,197,742	4,517,902
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 13,635,357	¥ 11,787,599

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 7,885	¥ 7,293
Other assets, allowance for doubtful accounts	¥ 22,754	¥ 23,036
Common stock, authorized (in shares)	7,086,000,000	7,086,000,000
Common stock, issued (in shares)	1,811,428,430	1,811,428,430
Treasury stock (in shares)	9,131,140	9,128,871

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue (notes 2 and 6)	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Operating costs and expenses:
Cost of sales (notes 1(k), 1(u), 1(v) and 2)	7,345,162	5,919,633	6,496,841
Selling, general and administrative (notes 1(k), 1(u) and 1(v))	1,427,705	1,277,280	1,382,660
Research and development (note 1(k))	560,270	519,818	487,591
Total operating costs and expenses	9,333,137	7,716,731	8,367,092
Operating income	544,810	231,364	569,775
Other income (expenses):
Interest income	25,742	33,461	23,577
Interest expense	(12,157)	(10,378)	(8,474)
Other, net (notes 1(p), 6, 7 and 17)	(69,504)	2,956	45,670
Total other income (expenses)	(55,919)	26,039	60,773
Income before income taxes and equity in income of affiliates	488,891	257,403	630,548
Income tax expense (note 11):
Current	125,724	86,074	76,647
Deferred	53,252	49,661	130,180
Total	178,976	135,735	206,827
Income before equity in income of affiliates	309,915	121,668	423,721
Equity in income of affiliates (note 6)	82,723	100,406	139,756
Net income	392,638	222,074	563,477
Less: Net income attributable to noncontrolling interests	25,489	10,592	29,389
Net income attributable to Honda Motor Co., Ltd.	¥ 367,149	¥ 211,482	¥ 534,088
Basic net income attributable to Honda Motor Co., Ltd. per common share (in yen per share) (note 1(o))	¥ 203.71	¥ 117.34	¥ 295.67

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net income	¥ 392,638		¥ 222,074		¥ 563,477
Other comprehensive income (loss), net of tax:
Adjustments from foreign currency translation	430,812		(118,135)		(297,541)
Unrealized gains (losses) on available-for-sale securities, net	7,984		5,812		548
Unrealized gains (losses) on derivative instruments, net	(52)		(29)		168
Pension and other postretirement benefits adjustments	(15,297)	[1]	(39,653)	[1]	2,543	[1]
Other comprehensive income (loss), net of tax (note 15)	423,447		(152,005)		(294,282)
Comprehensive income (loss)	816,085		70,069		269,195
Less: Comprehensive income attributable to noncontrolling interests	39,650		9,285		22,325
Comprehensive income (loss) attributable to Honda Motor Co., Ltd.	¥ 776,435		¥ 60,784		¥ 246,870

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total		Common stock	Capital surplus	Legal reserves	Retained earnings (note 1(w))	Accumulated other comprehensive income (loss), net	Treasury stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests
Balance at beginning of year at Mar. 31, 2009
Cumulative effect of adjustments resulting from adoption of new accounting standards on variable interest entities, net of tax	¥ 1,432					¥ 1,432			¥ 1,432
Adjusted balance at April 1, 2010	4,447,474		86,067	172,529	45,463	5,295,517	(1,208,162)	(71,730)	4,319,684	127,790
Balance at end of year at Mar. 31, 2010	4,446,042		86,067	172,529	45,463	5,294,085	(1,208,162)	(71,730)	4,318,252	127,790
Transfer to legal reserves					867	(867)
Dividends paid to Honda Motor Co., Ltd. shareholders	(92,170)					(92,170)			(92,170)
Dividends paid to noncontrolling interests	(16,232)									(16,232)
Capital transactions and others	(946)									(946)
Comprehensive income (loss):
Net income	563,477					534,088			534,088	29,389
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(297,541)						(290,745)		(290,745)	(6,796)
Unrealized gains (losses) on available-for-sale securities, net	548						575		575	(27)
Unrealized gains (losses) on derivative instruments, net	168						168		168
Pension and other postretirement benefits adjustments	2,543	[1]					2,784		2,784	(241)
Total comprehensive income (loss)	269,195								246,870	22,325
Purchase of treasury stock	(34,800)							(34,800)	(34,800)
Reissuance of treasury stock	3							3	3
Retirement of treasury stock						(80,417)		80,417
Balance at end of year at Mar. 31, 2011	4,572,524		86,067	172,529	46,330	5,656,151	(1,495,380)	(26,110)	4,439,587	132,937
Transfer to legal reserves					854	(854)
Dividends paid to Honda Motor Co., Ltd. shareholders	(108,138)					(108,138)			(108,138)
Dividends paid to noncontrolling interests	(15,763)									(15,763)
Capital transactions and others	(783)									(783)
Comprehensive income (loss):
Net income	222,074					211,482			211,482	10,592
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(118,135)						(116,812)		(116,812)	(1,323)
Unrealized gains (losses) on available-for-sale securities, net	5,812						5,899		5,899	(87)
Unrealized gains (losses) on derivative instruments, net	(29)						(29)		(29)
Pension and other postretirement benefits adjustments	(39,653)	[1]					(39,756)		(39,756)	103
Total comprehensive income (loss)	70,069								60,784	9,285
Purchase of treasury stock	(8)							(8)	(8)
Reissuance of treasury stock	1							1	1
Balance at end of year at Mar. 31, 2012	4,517,902		86,067	172,529	47,184	5,758,641	(1,646,078)	(26,117)	4,392,226	125,676
Transfer to legal reserves					399	(399)
Dividends paid to Honda Motor Co., Ltd. shareholders	(129,765)					(129,765)			(129,765)
Dividends paid to noncontrolling interests	(6,250)									(6,250)
Capital transactions and others	(223)			(1,412)					(1,412)	1,189
Comprehensive income (loss):
Net income	392,638					367,149			367,149	25,489
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	430,812						415,462		415,462	15,350
Unrealized gains (losses) on available-for-sale securities, net	7,984						7,933		7,933	51
Unrealized gains (losses) on derivative instruments, net	(52)						(52)		(52)
Pension and other postretirement benefits adjustments	(15,297)	[1]					(14,057)		(14,057)	(1,240)
Total comprehensive income (loss)	816,085								776,435	39,650
Purchase of treasury stock	(8)							(8)	(8)
Reissuance of treasury stock	1							1	1
Balance at end of year at Mar. 31, 2013	¥ 5,197,742		¥ 86,067	¥ 171,117	¥ 47,583	¥ 5,995,626	¥ (1,236,792)	¥ (26,124)	¥ 5,037,477	¥ 160,265

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities (note 14):
Net income	¥ 392,638	¥ 222,074	¥ 563,477
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation excluding property on operating leases (note 1(x))	335,536	345,105	377,272
Depreciation of property on operating leases	254,933	209,762	212,143
Deferred income taxes	53,252	49,661	130,180
Equity in income of affiliates	(82,723)	(100,406)	(139,756)
Dividends from affiliates	84,705	95,106	98,182
Gain on sales of investments in affiliates (note 6)			(46,756)
Provision for credit and lease residual losses on finance subsidiaries-receivables	10,059	13,032	13,305
Impairment loss on investments in securities		1,062	2,133
Damaged and impairment loss on long-lived assets excluding property on operating leases (notes 1(u) and 1(v))		10,590	16,833
Impairment loss on property on operating leases	4,773	1,514	835
Loss (gain) on derivative instruments, net	35,027	(1,847)	(7,788)
Decrease (increase) in assets:
Trade accounts and notes receivable	(90,495)	(35,475)	38,700
Inventories	(74,662)	(154,222)	(33,676)
Other current assets	2,019	2,883	266
Other assets	(27,243)	(24,000)	(40,729)
Increase (decrease) in liabilities:
Trade accounts and notes payable	(95,192)	242,814	(55,331)
Accrued expenses	52,021	(25,718)	39,103
Income taxes payable	21,764	(7,568)	9,461
Other current liabilities	(4,489)	(12,395)	32,209
Other liabilities	(4,384)	(14,744)	(83,115)
Other, net	(66,795)	(55,690)	(30,335)
Net cash provided by operating activities	800,744	761,538	1,096,613
Cash flows from investing activities:
Increase in investments and advances	(34,426)	(23,129)	(11,412)
Decrease in investments and advances	19,850	14,647	13,995
Payments for purchases of available-for-sale securities	(5,642)	(1,784)	(262)
Proceeds from sales of available-for-sale securities	1,347	1,879	2,739
Payments for purchases of held-to-maturity securities	(5,186)	(26,078)	(179,951)
Proceeds from redemptions of held-to-maturity securities	17,005	47,193	154,977
Proceeds from sales of investments in affiliates (note 6)		9,957	71,073
Capital expenditures	(626,879)	(397,218)	(318,543)
Proceeds from sales of property, plant and equipment	44,182	23,260	24,725
Proceeds from insurance recoveries for damaged property, plant and equipment (note 1(v))	9,600	16,217
Acquisitions of finance subsidiaries-receivables	(1,951,802)	(1,784,720)	(1,927,673)
Collections of finance subsidiaries-receivables	1,833,669	1,765,204	1,829,097
Purchases of operating lease assets	(793,118)	(683,767)	(798,420)
Proceeds from sales of operating lease assets	418,086	365,270	408,265
Other, net	3,558
Net cash used in investing activities	(1,069,756)	(673,069)	(731,390)
Cash flows from financing activities:
Proceeds from short-term debt	6,775,636	6,778,336	7,465,130
Repayments of short-term debt	(6,621,897)	(6,882,932)	(7,351,461)
Proceeds from long-term debt	1,101,469	1,151,971	799,520
Repayments of long-term debt	(970,702)	(967,588)	(870,406)
Dividends paid (note 12)	(129,765)	(108,138)	(92,170)
Dividends paid to noncontrolling interests	(6,250)	(15,763)	(16,232)
Sales (purchases) of treasury stock, net	(7)	(7)	(34,797)
Other, net (note 1(x))	(28,917)	(24,109)	(25,776)
Net cash provided by (used in) financing activities	119,567	(68,230)	(126,192)
Effect of exchange rate changes on cash and cash equivalents	108,460	(52,150)	(79,909)
Net change in cash and cash equivalents	(40,985)	(31,911)	159,122
Cash and cash equivalents at beginning of year	1,247,113	1,279,024	1,119,902
Cash and cash equivalents at end of year	¥ 1,206,128	¥ 1,247,113	¥ 1,279,024

General and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
General and Summary of Significant Accounting Policies

(1) General and Summary of Significant Accounting Policies

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles (U.S.GAAP).

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. GAAP. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment losses on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.

(h) Investments in Securities

Investments in securities consist of investment in affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2012 and 2013.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2011, 2012 and 2013.

Non-marketable equity securities are carried at cost, and are examined for the possibility of impairment periodically.

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the years ended March 31, 2011, 2012 and 2013, Honda did not recognize any goodwill impairment losses.

The carrying amount of goodwill at March 31, 2012 and 2013 was ¥10,426 million and ¥10,296 million, respectively and is included in other assets of the consolidated balance sheets.

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the straight line method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. In recent years, because sales of global strategic product models are increasing, Honda has been enhancing its production systems and the versatility of production equipment to have better flexibility to meet changes in global customer demand. Further, Honda has resumed more normalized capital expenditures which Honda had previously held down due to the financial crisis beginning in the fiscal year ended March 31, 2009. Effective April 1, 2012, Honda changed to the straight line method of depreciation because management believes it better reflects the future economic benefit from the usage of property, plant and equipment under this more flexible and versatile production arrangement. The effect of the change in depreciation method is recognized prospectively as a change in accounting estimate in accordance with the FASB Accounting Standards Codification (ASC) 250 “Accounting Changes and Error Corrections”.

As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥56,300 million. Net income attributable to Honda Motor Co., Ltd. and Basic net income attributable to Honda Motor Co., Ltd. per common share for the year ended March 31, 2013 increased by approximately ¥35,746 million and ¥19.83, respectively.

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets, excluding property on operating leases for the years ended March 31, 2011, 2012 and 2013.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statements of income.

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥210,803 million, ¥195,284 million and ¥254,016 million, for the years ended March 31, 2011, 2012 and 2013, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2012 and 2013 was 1,806,360,505 shares, 1,802,300,720 shares and 1,802,298,819 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2011, 2012 or 2013.

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ (60,514)	¥ 4,563	¥ 36,794

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments (note 17).

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements (notes 16 and 17).

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreements exist and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ 160,773	¥ 155,276	¥ 160,843

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

(t) Adoption of New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and is effective retrospectively.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

Honda adopted ASU 2011-05 as amended by ASU 2011-12, effective April 1, 2012, and discloses consolidated statements of comprehensive income as two separate but consecutive statements.

(u) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Great East Japan Earthquake Occurred on March 11, 2011

As a result of the Great East Japan Earthquake on March 11, 2011, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million and ¥11,056 million are included in selling, general and administrative expenses in the accompanying consolidated statements of income for the years ended March 31, 2012 and 2013, respectively.

(v) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods for the year ended March 31, 2012.

Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statements of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million and ¥16,278 million for the years ended March 31, 2012 and 2013, respectively, which are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.

(w) Immaterial Corrections of the Prior Years’ Consolidated Balance Sheets and Consolidated Statements of Changes in Equity

Honda corrected its attribution method used to calculate the projected benefit obligation for certain pension plans, which resulted in an increase in other liabilities for prior fiscal years. Cumulative effect adjustments have been made as of April 1, 2010, the earliest period presented, to increase other liabilities by ¥17,228 million and to decrease retained earnings by ¥10,388 million, net of tax. Honda believes that the effects of this correction were inconsequential to the Company’s consolidated financial statements for the fiscal years ended March 31, 2011 and 2012, therefore, no other adjustments were made to those consolidated financial statements.

(x) Immaterial Corrections of the Prior Years’ Consolidated Statements of Cash Flows

Adjustments have been made to correct previous immaterial understatements in both depreciation excluding property on operating leases, which is included in cash flows from operating activities, and payments of other debt, which is included in Other, net in cash flows from financing activities, in the consolidated statements of cash flows for the years ended March 31, 2011 and 2012. These adjustments increased previously reported net cash provided by operating activities and increased previously reported net cash used in financing activities by ¥25,776 million for the year ended March 31, 2011 and ¥24,109 million for the year ended March 31, 2012.

Finance Income and Related Costs of Finance Subsidiaries	12 Months Ended
Mar. 31, 2013
Finance Income and Related Costs of Finance Subsidiaries

(2) Finance Income and Related Costs of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related costs of finance subsidiaries for each of the years in the three-year period ended March 31, 2013 as follows:

	Yen (millions)
	2011	2012	2013
Finance income	¥573,458	¥526,576	¥560,256
Finance costs	309,850	293,216	336,203

Finance Receivables	12 Months Ended
Mar. 31, 2013
Finance Receivables

(3) Finance Receivables

The finance subsidiaries of the Company provide retail lending and leasing to customers and wholesale financing to dealers primarily to support sales of our products. Honda classifies retail and direct financing lease receivables (consumer finance receivables) derived from those services as finance subsidiaries-receivables. Operating leases are classified as property on operating leases. Certain finance receivables related to sales of inventory are included in trade accounts and notes receivable and other assets in the consolidated balance sheets. Receivables on past due operating lease rental payments are included in other current assets in the consolidated balance sheets.

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2012 and 2013:

	Yen (millions)
	2012	2013
Retail	¥3,328,140	¥3,865,430
Direct financing lease	380,339	448,672
Wholesale flooring	265,644	389,562
Commercial loans	35,678	42,433

Total finance receivables	4,009,801	4,746,097
Less:
Allowance for credit losses	23,049	19,716
Allowance for losses on lease residual values	5,366	3,354
Unearned interest income and fees	16,951	18,697

	3,964,435	4,704,330
Less:
Finance receivables included in trade accounts and notes receivables, net	334,044	461,450
Finance receivables included in other assets, net	184,277	211,743

Finance subsidiaries-receivables, net	3,446,114	4,031,137
Less current portion	1,081,721	1,243,002

Noncurrent finance subsidiaries-receivables, net	¥2,364,393	¥2,788,135

Allowance for credit losses

The majority of the credit risk is with consumer financing and to a lesser extent with dealer financing. Credit risk is affected by general economic conditions. The allowance for credit losses is management’s estimate of probable losses incurred on finance receivables.

Consumer finance receivables consist of a large number of smaller-balance homogenous loans and leases and are collectively evaluated for impairment. The finance subsidiaries of the Company utilize various methodologies when estimating the allowance for credit losses including models that incorporate vintage loss and delinquency migration analysis. The models take into consideration attributes of the portfolio including loan-to-value ratios, internal and external credit scores, and collateral types. Economic factors such as used vehicle prices, unemployment rates, and consumer debt service burdens are also incorporated when estimating losses.

Wholesale receivables are considered to be impaired when it is probable that the finance subsidiaries of the Company will be unable to collect all amounts due according to the original terms of the contract. Wholesale receivables are evaluated for impairment on an individual dealer basis. Ongoing evaluations of dealerships are performed to determine whether there is evidence of impairment. Factors can include payment performance, overall dealership financial performance, or known difficulties experienced by the dealership.

Honda regularly reviews the adequacy of the allowance for credit losses. The estimates are based on information available as of each reporting date. However, actual losses may differ from the original estimates as a result of actual results varying from those assumed in our estimates with inherently uncertain items.

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2012 and 2013.

	Yen (millions)
For the year ended March 31, 2012	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of year	¥20,497	¥1,151	¥1,401	¥23,049

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are charged off when they become 120 days past due or earlier if they have been specifically identified as uncollectible. Wholesale receivables are charged off when they have been individually identified as uncollectible. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are charged off when they have been identified as substantially uncollectible according to the internal standards of each subsidiary.

Allowance for losses on lease residual values

Finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of vehicles leased as direct financing leases to customers. The allowance for losses on lease residual values is maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Delinquencies

In the finance subsidiaries of the Company in North America, retail and direct financing lease receivables are considered delinquent if more than 10% of a monthly scheduled payment is contractually past due on a cumulative basis. Wholesale receivables are considered delinquent when any principal payments are past due. In the finance subsidiaries of the Company in other areas except for North America, finance receivables are considered delinquent when any principal payments are past due.

The following tables present an age analysis of past due finance receivables at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140
Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Credit quality indicators

The collection experience of consumer finance receivables provides an indication of the credit quality of consumer finance receivables. The likelihood of accounts charging off becomes significantly higher once an account becomes 60 days delinquent. The table below segments the Company’s portfolio of consumer finance receivables between groups the Company considers to be performing and nonperforming. Accounts that are delinquent for 60 days or greater are included in the nonperforming group and all other accounts are considered to be performing.

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

A credit quality indicator for wholesale receivables is the internal risk ratings for the dealerships. Dealerships are assigned an internal risk rating based primarily on their financial condition. At a minimum, risk ratings for dealerships are updated annually and more frequently for dealerships with weaker risk ratings. The table below presents outstanding wholesale receivables balances by the internal risk rating group. Group A includes the loans of dealerships with the highest credit quality characteristics in the strongest risk rating tier. Group B includes the loans of all remaining dealers and are considered to have weaker credit quality characteristics. Although the likelihood of losses can be higher for dealerships in Group B, the overall risk of losses is not considered to be significant.

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Group A	Group B	Total
Wholesale
Wholesale flooring	¥150,473	¥115,171	¥265,644
Commercial loans	18,306	17,372	35,678

Total	¥168,779	¥132,543	¥301,322

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995

Contractual maturities

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥1,729,858

2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311

3,016,239

Total	¥4,746,097

Other finance receivables

Except for the finance subsidiaries-receivables, the other finance receivables about which credit quality information and the allowance for credit losses are required to be disclosed by the FASB Accounting Standards Codification (ASC) 310 “Receivables” of ¥48,544 million and ¥37,274 million are included in other current assets, investments and advances-other and other assets in the consolidated balance sheets at March 31, 2012 and 2013, respectively. Honda estimates, individually, the collectibility of the other finance receivables based on the financial condition of the debtor. The impaired finance receivables amounted to ¥20,320 million and ¥19,562 million at March 31, 2012 and 2013, respectively, for which the allowance for credit losses were ¥20,299 million and ¥19,541 million at March 31, 2012 and 2013, respectively.

Regarding the other finance receivables which are not impaired, there are no past due receivables.

Variable Interest Entities	12 Months Ended
Mar. 31, 2013
Variable Interest Entities

(4) Variable Interest Entities

Honda considers its involvement with a variable interest entity (VIE) under the FASB Accounting Standards Codification (ASC) 810 “Consolidation”. This standard prescribes that the reporting entity shall consolidate a VIE as its primary beneficiary when it is deemed to have a controlling financial interest in a VIE, meeting both of the following characteristics:

(a)	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

(b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The finance subsidiaries of the Company periodically securitize for liquidity and funding purposes and transfer finance receivables to the trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company are deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company are deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company has consolidated these trusts, as it is deemed to have controlling financial interests in these trusts.

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2012 and 2013.

	Yen (millions)
	2012	2013
Finance subsidiaries-receivables, net	¥562,947	¥713,631
Restricted cash*[1]	17,486	20,885
Other assets	1,367	1,545

Total assets	¥581,800	¥736,061

Secured debt*[2]	¥563,460	¥718,980
Other liabilities	255	237

Total liabilities	¥563,715	¥719,217

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.

*[2]	Secured debt is included in short-term and long-term debt on the consolidated balance sheets.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There is no VIE in which Honda holds a significant variable interest but is not the primary beneficiary as of March 31, 2012 and 2013.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

(5) Inventories

Inventories at March 31, 2012 and 2013 are summarized as follows:

	Yen (millions)
	2012	2013
Finished goods	¥603,721	¥726,034
Work in process	44,891	53,035
Raw materials	387,167	436,352

	¥1,035,779	¥1,215,421

Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliates

(6) Investments in and Advances to Affiliates

The difference between the carrying amount of investments in affiliates and the amount of underlying equity is mainly investor level goodwill. The amounts are not material as of March 31, 2012 and 2013.

Investments in affiliates include equity securities which have quoted market values at March 31, 2012 and 2013 compared with related carrying amounts as follows:

	Yen (millions)
	2012	2013
Carrying amounts	¥182,770	¥175,420
Market values	191,870	220,221

For the year ended March 31, 2013, Honda recognized impairment losses of ¥12,757 million, net of tax, on certain investments in affiliates which have quoted market values because of other-than-temporary declines in fair values below their carrying values. The fair values of the investments were based on quoted market prices. The impairment losses are included in equity in income of affiliates in the accompanying consolidated statement of income.

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2012 and 2013, and for each of the years in the three-year period ended March 31, 2013 is shown below (note 21):

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
As of March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥228,358	¥1,335,075	¥25,438	¥1,588,871
Other assets, principally property, plant and equipment	134,901	1,137,654	27,219	1,299,774

Total assets	363,259	2,472,729	52,657	2,888,645

Current liabilities	149,033	1,013,565	8,358	1,170,956
Other liabilities	10,075	242,194	2,979	255,248

Total liabilities	159,108	1,255,759	11,337	1,426,204

Equity	¥204,151	¥1,216,970	¥41,320	¥1,462,441

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income (loss) attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

	Yen (millions)
For the year ended March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥891,343	¥3,876,766	¥25,918	¥4,794,027
Net income attributable to Honda’s affiliates	60,586	162,037	1,717	224,340

Significant investments in affiliates accounted for under the equity method at March 31, 2012 and 2013 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

On March 22, 2011, Honda sold its investment in Hero Honda Motors Ltd. (HHML) with a book value of ¥34,275 million, which represented 26.0% of HHML’s total outstanding shares, to its joint venture partner for ¥71,073 million cash consideration. In conjunction with the sale, the joint venture agreement with the partner was dissolved. In addition, Honda and HHML entered into a new licensing agreement that enables HHML to continue producing, selling and servicing its current products. Consideration for the licensing agreement was ¥45,000 million, and will be paid by installments due through 2014. Total consideration received less interest, including the fair value attributable to the termination of certain obligations under the joint venture agreement, was allocated to each element using the relative selling price method in accordance with the FASB Accounting Standards Codification (ASC) 605 “Revenue Recognition”. As a result, the Company recognized revenue of ¥32,015 million related to the new licensing agreement in Net sales and other operating revenue, and a gain on sale of the investment of ¥46,756 million in Other income (expense) – Other, net in the consolidated statements of income.

There are no equity method affiliates that are in Financial services business.

Sales to affiliates by the Company and its subsidiaries and sales among such affiliates are made on the same basis as sales to unaffiliated parties.

Honda’s equity in undistributed income of affiliates at March 31, 2012 and 2013 included in retained earnings was ¥380,271 million and ¥376,888 million, respectively.

Trade receivables and trade payables include the following balances with affiliates at March 31, 2012 and 2013, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2013. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2012	2013
Amounts due from	¥176,255	¥160,470
Amounts due to	142,490	97,958

	Yen (millions)
	2011	2012	2013
Purchases from	¥806,744	¥762,415	¥789,261
Sales to	617,603	561,426	636,299

Investments and Advances-Other	12 Months Ended
Mar. 31, 2013
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2012 and 2013 consist of the following:

	Yen (millions)
	2012	2013
Current
Corporate debt securities	¥1,404	¥1,553
U.S. government agency debt securities	822	—
Advances	824	926
Certificates of deposit	1,509	1,550
Other	—	10,846

Total	¥4,559	¥14,875

Investments and advances due within one year are included in other current assets in the consolidated balance sheets.

	Yen (millions)
	2012	2013
Noncurrent
Auction rate securities	¥6,651	¥6,928
Marketable equity securities	100,829	117,110
Government bonds	1,999	2,000
U.S. government agency debt securities	10,913	1,068
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	11,697	10,780
Guaranty deposits	21,679	20,210
Advances	1,276	2,132
Other	32,850	48,483

Total	¥188,863	¥209,680

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2012 and 2013 is summarized below:

	Yen (millions)
	2012	2013
Available-for-sale
Cost	¥44,818	¥49,990
Fair value	107,480	128,848
Gross unrealized gains	64,704	80,453
Gross unrealized losses	2,042	1,595

Held-to-maturity*
Amortized cost	¥26,693	¥16,511
Fair value	26,757	16,556
Gross unrealized gains	84	45
Gross unrealized losses	20	—

*	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Maturities of debt securities classified as held-to-maturity at March 31, 2013 are as follows:

Yen (millions)
Due within one year	¥3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966

Total	¥16,511

There were no significant realized gains and losses from available-for-sale securities included in other income (expenses) – other, net for the years ended March 31, 2011, 2012 and 2013.

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2013 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥8,778	¥192
12 months or longer	8,753	1,403

	¥17,531	¥1,595

There were no held-to-maturity securities in a loss position at March 31, 2013.

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.

Property on Operating Leases	12 Months Ended
Mar. 31, 2013
Property on Operating Leases

(8) Property on Operating Leases

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2013 are as follows:

Years ending March 31	Yen (millions)
2014	¥311,700
2015	200,696
2016	65,449
2017	2,634
2018	564

Total future minimum lease rentals	¥581,043

Future minimum rentals as shown above should not necessarily be considered indicative of future cash collections.

Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2013
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Short-term bank loans	¥282,238	¥347,842
Asset backed notes	49,636	37,448
Medium-term notes	141,033	159,963
Commercial paper	491,941	693,044

	¥964,848	¥1,238,297

The weighted average interest rates on short-term debt outstanding at March 31, 2012 and 2013 were 0.88% and 0.86%, respectively.

Long-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥198	¥160
0.76% Japanese yen unsecured bond due 2012	70,000	—

	70,198	160
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	14,746	15,830
Unsecured, principally from banks	897,769	1,043,857
Asset backed notes, maturing through 2016	511,384	681,020
1.48% Japanese yen unsecured bond due 2012	30,000	—
0.49% Japanese yen unsecured bond due 2012	20,000	—
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	—	30,000
0.35% Japanese yen unsecured bond due 2017	—	35,000
0.27% Japanese yen unsecured bond due 2018	—	30,000
0.59% Japanese yen unsecured bond due 2019	—	10,000
0.56% Japanese yen unsecured bond due 2019	—	15,000
0.55% Japanese yen unsecured bond due 2020	—	10,000
Medium-term notes, maturing through 2023	1,397,532	1,580,951
Less unamortized discount, net	5,233	5,927

	3,076,198	3,655,731

Total long-term debt	3,146,396	3,655,891
Less current portion	911,395	945,046

Total long-term debt, excluding current portion	¥2,235,001	¥2,710,845

Pledged assets at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012	2013
Trade accounts and notes receivable	¥10,119	¥12,422
Inventories	3,289	11,154
Property, plant and equipment	22,102	26,169
Finance subsidiaries-receivables	570,655	724,399

Certain loans are secured by trade accounts and notes receivable, inventories and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.37% to 13.96% per annum at March 31, 2013 and weighted average interest rates on total outstanding long-term debt at March 31, 2012 and 2013 were 2.10% and 1.82%, respectively. Asset backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2012 and 2013 were 1.18% and 0.89%, respectively. Medium-term notes are unsecured, and their interest rates range from 0.49% to 5.51% at March 31, 2012 and from 0.38% to 5.03% at March 31, 2013.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥945,046

2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243

2,710,845

Total	¥3,655,891

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (notes 16 and 17).

At March 31, 2013, Honda had unused line of credit facilities amounting to ¥2,279,547 million, of which ¥518,334 million related to commercial paper programs and ¥1,761,213 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2013, the Company and its finance subsidiaries also had committed lines of unused credit amounting to ¥814,061 million. Within these lines, the unused committed lines supporting the commercial paper programs are ¥805,610 million. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.

Other Liabilities	12 Months Ended
Mar. 31, 2013
Other Liabilities

(10) Other Liabilities

Other liabilities at March 31, 2012 and 2013 consist of the following:

	Yen (millions)
	2012	2013
Accrued liabilities for product warranty, excluding current portion	¥89,738	¥104,584
Pension and other postretirement benefits*	591,486	622,462
Deferred income taxes	526,299	615,879
Other	247,414	287,160

	¥1,454,937	¥1,630,085

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

(11) Income Taxes

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 are allocated as follows:

	Yen (millions)
	2011	2012	2013
Income from continuing operations	¥206,827	¥135,735	¥178,976
Other comprehensive income (loss) (note 15)	(4,869)	(20,701)	252

	¥201,958	¥115,034	¥179,228

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income (loss) before income taxes
Japanese	¥115,740	¥(125,787)	¥50,450
Foreign	514,808	383,190	438,441

	¥630,548	¥257,403	¥488,891

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income taxes
Current
Japanese	¥(52,701)	¥8,136	¥(3,666)
Foreign	129,348	77,938	129,390

	¥76,647	¥86,074	¥125,724

Deferred
Japanese	¥22,324	¥(26,071)	¥21,977
Foreign	107,856	75,732	31,275

	¥130,180	¥49,661	¥53,252

Total
Japanese	¥(30,377)	¥(17,935)	¥18,311
Foreign	237,204	153,670	160,665

	¥206,827	¥135,735	¥178,976

The statutory income tax rate in Japan for the years ended March 31, 2011, 2012 and 2013 was 40.0%, 40.0% and 37.9%, respectively. The foreign subsidiaries are subject to taxes based on income at rates ranging from 16.0% to 38.0%.

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2013 differs from the Japanese statutory income tax rate for the following reasons:

	2011	2012	2013
Statutory income tax rate	40.0%	40.0%	37.9%
Recognition of valuation allowance	2.3	7.2	2.2
Difference in statutory tax rates of foreign subsidiaries	(6.2)	(12.2)	(6.7)
Reversal of valuation allowance	(0.7)	(1.8)	(1.5)
Research and development credit	(0.3)	(0.6)	(0.7)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	6.1	9.8	4.4
Undistributed earnings of subsidiaries and affiliates	2.8	2.7	1.8
Other adjustments relating to prior years	—	0.4	(1.5)
Adjustments for unrecognized tax benefits	(10.3)	(1.1)	0.2
Adjustments for the change in income tax laws*	—	8.3	0.5
Other	(0.9)	0.0	0.0

Effective tax rate	32.8%	52.7%	36.6%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for the year ended March 31, 2013 was changed to 37.9%. The tax rate will be changed to 35.1% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws for the year ended March 31, 2012. The impact for the year ended March 31, 2013 is not material.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are presented below:

	Yen (millions)
	2012	2013
Deferred tax assets:
Inventories	¥28,371	¥28,122
Allowance for dealers and customers	79,075	87,224
Accrued bonus	28,408	32,380
Property, plant and equipment	54,330	65,397
Operating loss carryforwards	145,140	138,559
Pension and other postretirement benefits*	217,531	229,102
Other	161,107	166,894

Total gross deferred tax assets	713,962	747,678
Less valuation allowance	69,092	81,007

Net deferred tax assets	644,870	666,671

Deferred tax liabilities:
Inventories	(11,044)	(16,575)
Prepaid pension expenses	(19,586)	(12,274)
Property, plant and equipment, excluding lease transactions	(65,774)	(80,103)
Direct financing lease transactions	(17,942)	(23,580)
Operating lease transactions	(525,865)	(623,535)
Undistributed earnings of subsidiaries and affiliates	(91,241)	(89,126)
Net unrealized gains on available-for-sale securities	(21,218)	(27,042)
Other	(42,673)	(51,727)

Total gross deferred tax liabilities	(795,343)	(923,962)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

Deferred income tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2013
Current assets-Deferred income taxes	¥188,755	¥234,075
Other assets*	188,586	127,248
Other current liabilities	(1,515)	(2,735)
Other liabilities	(526,299)	(615,879)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income over the periods in which those temporary differences become deductible and operating loss carryforwards utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods for which the deferred tax assets are deductible, management believes it is more likely than not that Honda will realize the benefits of these deductible differences and operating loss carryforwards, net of the existing valuation allowances at March 31, 2012 and 2013. The amount of the deferred tax asset considered realizable, however, could be significantly reduced in the near term if estimates of future taxable income during the carryforward period are reduced due to further changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors. For the years ended March 31, 2011, 2012 and 2013, the changes in the valuation allowance for deferred tax assets are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥53,410	¥65,479	¥69,092
Additions	14,265	18,665	10,741
Deductions	(4,118)	(4,651)	(7,347)
Effect of exchange rate changes and others	1,922	(10,401)	8,521

Balance at end of year	¥65,479	¥69,092	¥81,007

The valuation allowance primarily relates to deferred tax assets associated with net operating loss and tax credit carryforwards.

At March 31, 2013, Honda has operating loss and tax credit carryforwards for income tax purposes of ¥408,716 million and ¥13,292 million, respectively, which are available to offset future taxable income and income taxes, if any. Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥1,456
1 to 5 years	3,431
5 to 20 years	316,602
Indefinite periods	87,227

¥408,716

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥79
1 to 5 years	717
5 to 20 years	11,793
Indefinite periods	703

¥13,292

At March 31, 2012 and 2013, Honda did not recognize deferred tax liabilities of ¥99,483 million and ¥140,691 million, respectively, for certain portions of the undistributed earnings of the Company’s foreign subsidiaries and foreign corporate joint ventures because such portions were considered indefinitely reinvested. Deferred tax liabilities will be recognized when Honda expects that will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investment. At March 31, 2012 and 2013, the undistributed earnings not subject to deferred tax liabilities were ¥3,858,508 million and ¥4,133,175 million, respectively.

Honda’s unrecognized tax benefits totaled ¥46,265 million, ¥43,627 million and ¥39,151 million at March 31, 2011, 2012 and 2013, respectively. Of these amounts, the amounts that would impact Honda’s effective income tax rate, if recognized, are ¥41,264 million, ¥32,460 million and ¥37,012 million in fiscal years 2011, 2012 and 2013, respectively.

Recognized interest and penalties, net included in income tax expense for the years ended March 31, 2011, 2012 and 2013 were ¥6,050 million benefit, ¥513 million benefit and ¥764 million loss, respectively. Honda had recorded approximately ¥2,121 million and ¥3,292 million for accrued interest and accrued penalties at March 31, 2012 and 2013, respectively. Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥109,473	¥46,265	¥43,627
Additions for tax positions related to the current year	12,338	2,910	—
Additions for tax positions of prior years	7,280	4,538	687
Reductions for tax positions of prior years*	(71,519)	(1,217)	(7,855)
Settlements*	(9,191)	(1,688)	—
Reductions for statute of limitations	(8)	(6,894)	—
Effect of exchange rate changes	(2,108)	(287)	2,692

Balance at end of year	¥46,265	¥43,627	¥39,151

*	Due to mutual negotiated agreements regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Tax liabilities associated with uncertain tax positions are primarily classified as other noncurrent liabilities, as Honda does not expect to pay cash or settle these positions within the next twelve months.

Honda has open tax years primarily from 2005 to 2013 with various significant tax jurisdictions including Japan (fiscal years 2007-2013), the United States (fiscal years 2005-2013), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil and Australia.

Honda is subject to income tax examinations in many tax jurisdictions. Tax examinations can involve complex issues and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Honda believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods.

It is difficult to estimate the timing and range of possible change related to uncertain tax positions, as finalizing audits with the relevant income tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next twelve months, although any settlements or statute expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.

Dividends and Legal Reserves	12 Months Ended
Mar. 31, 2013
Dividends and Legal Reserves

(12) Dividends and Legal Reserves

The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and legal reserve equals 25% of stated capital. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of their respective countries.

Dividends and appropriations to the legal reserves charged to retained earnings during the years in the three-year period ended March 31, 2013 represent dividends paid out during those years and the related appropriations to the legal reserves. Dividends per share were ¥51, ¥60 and ¥72 for the years ended March 31, 2011, 2012 and 2013, respectively. The accompanying consolidated financial statements do not include any provision for the dividend of ¥19 per share aggregating to ¥34,243 million proposed and resolved in the general shareholders’ meeting held on June 19, 2013.

Pension and Other Postretirement Benefits	12 Months Ended
Mar. 31, 2013
Pension and Other Postretirement Benefits

(13) Pension and Other Postretirement Benefits

The Company and its subsidiaries have various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. Benefits under the plans are primarily based on the combination of years of service and compensation. The funding policy is to make periodic contributions as required by applicable regulations. Plan assets consist primarily of domestic and foreign equity and debt securities.

Obligations and funded status

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2012	2013	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,191,254)	¥(1,193,566)	¥(446,159)	¥(536,064)
Service cost	(33,454)	(31,124)	(19,506)	(24,826)
Interest cost	(23,481)	(23,871)	(24,130)	(26,107)
Plan participants’ contributions	—	—	(22)	(26)
Actuarial gain (loss)	7,449	(82,834)	(66,872)	(33,210)
Benefits paid	47,174	48,179	11,585	11,177
Amendment	—	—	2,579	—
Foreign currency translation	—	—	6,461	(76,099)

Benefit obligations at end of year	(1,193,566)	(1,283,216)	(536,064)	(685,155)

Change in plan assets:
Fair value of plan assets at beginning of year	748,345	801,701	395,565	422,500
Actual return on plan assets	29,364	94,446	22,651	45,124
Employer contributions	71,166	70,550	21,503	23,795
Plan participants’ contributions	—	—	22	26
Benefits paid	(47,174)	(48,179)	(11,585)	(11,177)
Foreign currency translation	—	—	(5,656)	62,896

Fair value of plan assets at end of year	801,701	918,518	422,500	543,164

Funded status	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,268	¥1,480	¥—	¥—
Current liabilities	(305)	(364)	(86)	(38)
Noncurrent liabilities	(392,828)	(365,814)	(113,478)	(141,953)

Total	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥403,010	¥394,998	¥201,199	¥206,941
Net transition obligation	—	—	110	77
Prior service cost (benefit)	(137,975)	(121,671)	(2,151)	(1,905)

Total	¥265,035	¥273,327	¥199,158	¥205,113

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,174,686)	¥(1,262,263)	¥(464,641)	¥(493,040)
Accumulated benefit obligations	(1,105,707)	(1,180,781)	(420,920)	(453,165)
Fair value of plan assets	782,949	897,066	363,068	367,949

The accumulated benefit obligations for all Japanese defined benefit plans at March 31, 2012 and 2013 were ¥1,121,200 million and ¥1,197,913 million, respectively. The accumulated benefit obligations for all foreign defined benefit plans at March 31, 2012 and 2013 were ¥472,765 million and ¥610,517 million, respectively.

* The amounts for Japanese plans as of and for the year ended March 31, 2012 have been corrected from the amounts previously disclosed, see note 1(w).

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 include the following:

	Yen (millions)
	2011	2012	2013
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥35,209	¥33,454	¥31,124
Interest cost on projected benefit obligations	23,159	23,481	23,871
Expected return on plan assets	(22,972)	(23,645)	(24,048)
Amortization of actuarial loss (gain)	21,871	20,373	18,149
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥40,963	¥37,359	¥32,792

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(50)	¥(13,305)	¥10,137
Amortization of actuarial loss (gain)	(21,871)	(20,373)	(18,149)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	(5,617)	(17,374)	8,292

Total recognized in pension cost and other comprehensive income (loss)	¥35,346	¥19,985	¥41,084

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥18,113	¥19,506	¥24,826
Interest cost on projected benefit obligations	24,165	24,130	26,107
Expected return on plan assets	(27,332)	(26,796)	(30,254)
Amortization of actuarial loss (gain)	5,422	5,829	10,724
Amortization of net transition obligation	31	30	33
Amortization of prior service cost (benefit)	5	6	(205)
Other	382	3	17

	¥20,786	¥22,708	¥31,248

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥8,560	¥71,160	¥16,466
Amortization of actuarial loss (gain)	(5,422)	(5,829)	(10,724)
Amortization of net transition obligation	(31)	(30)	(33)
Prior service cost (benefit)	—	(2,677)	41
Amortization of prior service cost (benefit)	(5)	(6)	205

	3,102	62,618	5,955

Total recognized in pension cost and other comprehensive income (loss)	¥23,888	¥85,326	¥37,203

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥17,220	¥13,571
Amortization of net transition obligation	—	42
Amortization of prior service cost (benefit)	(16,304)	(259)

Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2012 and 2013 were as follows:

	2012	2013
Japanese plans:
Discount rate	2.0%	1.5%
Rate of salary increase	2.1%	2.2%
Foreign plans:
Discount rate	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.4%	2.5 ~ 4.1%

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2013 were as follows:

	2011	2012	2013
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.2%	2.1%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%	1.5 ~ 4.4%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 7.5%	6.2 ~ 7.7%

Honda determines the expected long-term rate of return based on its investment policies. Honda considers the eligible investment assets under its investment policies, historical experience, expected long-term rate of return under the investment environment, and the long-term target allocations of the various asset categories.

Measurement date

Honda uses the balance sheet date as the measurement date for its plans.

Plan assets

Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using the target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the expected long-term returns of plan assets or the investment environment.

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2012				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

The major valuation methodologies for Japanese pension plan assets are as follows:

Equity securities are mainly marketable securities and fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2012 and 2013, this class includes approximately 13% and 10% of Japanese equity securities, 41% and 43% of United States equity securities and 46% and 47% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds, for which fair value is estimated using quoted market prices, is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. At March 31, 2012 and 2013, this class includes approximately 29% and 23% of Japanese bonds, 24% and 24% of United States bonds and 47% and 53% of other foreign bonds, respectively.

General accounts of group annuity insurance are assets invested by life insurance companies to meet fixed guaranteed rates of return for policyholders, and that life insurance companies bear the investment risk on such assets. Fair value of general accounts is estimated based on inputs such as contractual interest rates. Fair value measurement for general accounts is classified as Level 2. Separate accounts of group annuity insurance mainly consist of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of the separate accounts based on their net asset values and Honda’s ownership percentage. Fair value measurement for separate accounts is classified as Level 2.

Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolio. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Derivative instruments mainly consist of foreign exchange instruments and fair value of derivative instruments is estimated based on market observable inputs such as foreign exchange rates. Fair value measurement for derivative instruments is mainly classified as Level 2. At March 31, 2012 and 2013, on a gross basis, asset position is ¥4,672 million and ¥6,623 million and liability position is ¥10,179 million and ¥4,129 million, respectively.

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

*	Information about the three hierarchy levels is described in note 16.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006

The major valuation methodologies for foreign pension plan assets are as follows:

Fair value of short-term investments is mainly estimated based on market observable inputs. Fair value measurement for short-term investments is mainly classified as Level 2.

Equity securities are mainly marketable securities and their fair value is estimated using quoted market prices. Fair value measurement for equity securities is mainly classified as Level 1. At March 31, 2012 and 2013, this class includes approximately 6% and 6% of Japanese equity securities, 54% and 56% of United States equity securities and 40% and 38% of other foreign equity securities, respectively.

Fair value measurement for corporate, government, agency and local bonds of which fair value is estimated using quoted market prices is classified as Level 1. Fair value measurement for the assets of which fair value is estimated based on market observable inputs such as market interest rates and conditions of issuances is classified as Level 2. Fair value measurement for the assets of which fair value is estimated based on unobservable inputs provided by third parties is classified as Level 3.

Real estate funds invest in real estate mainly in the United States and the United Kingdom and their fair value is estimated based on prices using net asset value provided by the investment managers which include unobservable inputs in valuation. Fair value measurement for real estate funds is classified as Level 3. Fair value of private equity funds is estimated based on unobservable inputs such as proprietary models and uncorroborated data from the limited partnerships. Fair value measurement for private equity funds is classified as Level 3. Hedge funds invest in various assets at the discretion of fund managers and their fair value is estimated based on prices using net asset value provided by the fund managers or third parties which include unobservable inputs in valuation. Fair value measurement for hedge funds is classified as Level 3. Hedge funds are diversely invested in various funds in order to avoid excessive concentration on investment portfolios. Commingled and other mutual funds are pooled funds which have underlying assets mainly consisting of marketable equity securities and corporate, government, agency and local bonds traded in active markets. Honda estimates the fair value of commingled and other mutual funds based on their net asset values and Honda’s ownership percentage. Fair value measurement for commingled and other mutual funds is mainly classified as Level 2.

Fair value of asset-backed securities is mainly estimated based on market observable inputs provided by independent vendors. Fair value measurement for asset-backed securities is mainly classified as Level 2.

Cash flows

Contributions

Honda expects to contribute ¥70,217 million to its Japanese pension plans and ¥24,727 million to its foreign pension plans in the year ending March 31, 2014.

Estimated future benefit payment

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2014	¥45,206	¥11,470
2015	45,544	13,112
2016	47,122	14,716
2017	48,689	16,990
2018	51,731	19,618
2019-2023	290,155	147,434

Certain of the Company’s subsidiaries in North America provide health care and life insurance benefits to retired employees. Such benefits have no material effect on Honda’s financial position and results of operations.

Special termination benefits

Yachiyo Industry Co., Ltd., which is a domestic consolidated subsidiary, implemented a special early retirement support plan in connection with the discontinuation of construction of a new auto plant resulting from the revision of Honda’s completed automobile production strategy for the year ended March 31, 2012. Honda recognized the cost related to this plan when the eligible employees decided to utilize the plan and the amount could be reasonably estimated. The cost of ¥10,354 million is included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2011	2012	2013
Cash paid (provided), net during the year for:
Interest	¥128,401	¥97,788	¥86,989
Income taxes	174,092	47,217	138,583

During the fiscal year ended March 31, 2011, the Company retired 23,400 thousand shares of its treasury stock at a cost of ¥80,417 million by offsetting unappropriated retained earnings of ¥80,417 million based on the resolution of board of directors.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss)

(15) Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2011	2012	2013
Adjustments from foreign currency translation:
Balance at beginning of year	¥(977,488)	¥(1,268,233)	¥(1,385,045)
Current-period other comprehensive income (loss)	(290,745)	(116,812)	415,462

Balance at end of year	(1,268,233)	(1,385,045)	(969,583)

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of year	29,724	30,299	36,198
Current-period other comprehensive income (loss)	575	5,899	7,933

Balance at end of year	30,299	36,198	44,131

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(324)	(156)	(185)
Current-period other comprehensive income (loss)	168	(29)	(52)

Balance at end of year	(156)	(185)	(237)

Pension and other postretirement benefits adjustments*
Balance at beginning of year	(260,074)	(257,290)	(297,046)
Current-period other comprehensive income (loss)	2,784	(39,756)	(14,057)

Balance at end of year	(257,290)	(297,046)	(311,103)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,208,162)	(1,495,380)	(1,646,078)
Current-period other comprehensive income (loss)	(287,218)	(150,698)	409,286

Balance at end of year	¥(1,495,380)	¥(1,646,078)	¥(1,236,792)

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
2011:
Adjustments from foreign currency translation	¥(298,902)	¥1,361	¥(297,541)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	166	312	478
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	282	266	548

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,622)	7,426	(5,196)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(813)	3,356	2,543

Other comprehensive income (loss)	¥(299,151)	¥4,869	¥(294,282)

2012:
Adjustments from foreign currency translation	¥(119,910)	¥1,775	¥(118,135)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,438	(3,087)	6,351
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,732	(2,920)	5,812

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,225)	25,682	(46,543)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,491)	21,838	(39,653)

Other comprehensive income (loss)	¥(172,706)	¥20,701	¥(152,005)

2013:
Adjustments from foreign currency translation	¥433,640	¥(2,828)	¥430,812
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	12,336	(4,368)	7,968
Reclassification adjustments for losses (gains) realized in net income	24	(8)	16

Net unrealized gains (losses)	12,360	(4,376)	7,984

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(1,281)	484	(797)
Reclassification adjustments for losses (gains) realized in net income	1,197	(452)	745

Net unrealized gains (losses)	(84)	32	(52)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	12,077	(24,534)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	(5,157)	9,237

Net unrealized gains (losses)	(22,217)	6,920	(15,297)

Other comprehensive income (loss)	¥423,699	¥(252)	¥423,447

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

(16) Fair Value Measurements

In accordance with the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures”, Honda uses a three-level hierarchy when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥6,538	¥—	¥6,538	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	32,152	—	32,152	—	—

Total derivative instruments	—	38,690	—	38,690	(18,071)	20,619

Available-for-sale securities
Marketable equity securities	117,110	—	—	117,110	—	117,110
Auction rate securities	—	—	6,928	6,928	—	6,928
Others	584	4,226	—	4,810	—	4,810

Total available-for-sale securities	117,694	4,226	6,928	128,848	—	128,848

Total	¥117,694	¥42,916	¥6,928	¥167,538	¥(18,071)	¥149,467

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(78,934)	¥—	¥(78,934)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(14,639)	—	(14,639)	—	—

Total derivative instruments	—	(93,573)	—	(93,573)	18,071	(75,502)

Total	¥—	¥(93,573)	¥—	¥(93,573)	¥18,071	¥(75,502)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in ASC 210-20 “Balance Sheet-Offsetting” are met.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	1
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(88)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Yen (millions)
For the year ended March 31, 2013	Auction rate securities
Balance at beginning of year	¥6,651
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	115
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(691)
Foreign currency translation	853

Balance at end of year	¥6,928

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	115

Total realized/unrealized gains or losses related to interest rate instruments, including those held at the reporting date, are included in other income (expenses) – other, net, in the consolidated statements of income.

The valuation methodologies for the assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign exchange and interest rate instruments (notes 1(q) and 17)

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are estimated by using market observable inputs such as spot exchange rates, discount rates and implied volatility. Fair value measurements for foreign currency forward exchange contracts and foreign currency option contracts are classified as Level 2. The fair values of currency swap agreements and interest rate swap agreements are estimated by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurements for these currency swap agreements and interest rate swap agreements are classified as Level 2.

The credit risk of Honda and its counterparties are considered in the valuation of foreign exchange and interest rate instruments.

Marketable equity securities

The fair value of marketable equity securities is estimated by using quoted market prices. Fair value measurement for marketable equity securities is classified as Level 1.

Auction rate securities

The subsidiary’s auction rate securities holdings were AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and United States Government, and are guaranteed about 95% by the United States Government. To estimate fair value of auction rate securities, Honda uses a third-party-developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

Honda did not have significant assets and liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2012. For the year ended March 31, 2013, Honda measured certain investments in affiliates which have quoted market values at fair value on a nonrecurring basis due to the recognition of impairment loss (note 6). The fair value of the investments was ¥68,778 million and estimated by using quoted market prices. Fair value measurement for the investments is classified as Level 1.

Honda has not elected the fair value option for the fiscal years ended March 31, 2012 and 2013.

The estimated fair values of significant financial instruments at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables*[1]	¥3,607,127	¥3,653,850	¥4,278,460	¥4,326,333
Held-to-maturity securities*[2]	26,693	26,757	16,511	16,556
Debt	(4,111,244)	(4,176,361)	(4,894,188)	(4,966,318)

*1

The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

*2	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

The estimated fair values have been determined using relevant market information and appropriate valuation methodologies. However, these estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. The effect of using different assumptions and/or estimation methodologies may be significant to the estimated fair values.

The methodologies and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and cash equivalents, trade receivables and trade payables

The carrying amounts approximate fair values because of the short maturity of these instruments.

Finance subsidiaries-receivables

The fair values of retail receivables and commercial loans are estimated by discounting future cash flows using the current rates for these instruments of similar remaining maturities. Given the short maturities of wholesale flooring receivables, the carrying amount of these receivables approximates fair value. Fair value measurements for retail receivables and commercial loans are mainly classified as Level 3.

Held-to-maturity securities

The fair value of Government bonds is estimated by using quoted market prices. Fair value measurement of those Government bonds is classified as Level 1. The fair value of U.S. government agency debt securities is estimated based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurement for these securities is classified as Level 2.

Debt

The fair values of bonds are estimated by using quoted market prices. Fair value measurement of those bonds is mainly classified as Level 1. The fair values of short-term loans and long-term loans are estimated by discounting future cash flows using interest rates currently available for loans of similar terms and remaining maturities. Fair value measurements for these loans are mainly classified as Level 2.

Risk Management Activities and Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Risk Management Activities and Derivative Financial Instruments

(17) Risk Management Activities and Derivative Financial Instruments

Honda uses derivative financial instruments in the normal course of business to reduce their exposure to fluctuations in foreign exchange rates and interest rates (notes 1(q) and 16). Currency swap agreements are used to manage currency risk exposure on foreign currency denominated debt. Foreign currency forward exchange contracts and purchased option contracts are used to hedge currency risk of sale commitments denominated in foreign currencies (principally U.S. dollars). Foreign currency written option contracts are entered into in combination with purchased option contracts to offset premium amounts to be paid for purchased option contracts. Interest rate swap agreements are mainly used to manage interest rate risk exposure and to convert floating rate financing, such as commercial paper, to (normally three-five years) fixed rate financing in order to match financing costs with income from finance receivables. These instruments involve, to varying degrees, elements of credit, exchange rate and interest rate risks in excess of the amount recognized in the consolidated balance sheets.

The aforementioned instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Honda minimizes the risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Honda does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default. Honda currently does not require or place collateral for these financial instruments with any counterparties.

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2012 and 2013 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥16,191	¥23,324

Foreign exchange instruments	¥16,191	¥23,324

Derivatives not designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥607,458	¥724,435
Foreign currency option contracts	79,090	4,145
Currency swap agreements	450,093	337,254

Foreign exchange instruments	¥1,136,641	¥1,065,834

Interest rate swap agreements	¥3,823,639	¥4,063,289

Interest rate instruments	¥3,823,639	¥4,063,289

Cash flow hedge

The Company applies hedge accounting for certain foreign currency forward exchange contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the same period when forecasted hedged transactions affect earnings. The amounts recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2013 were ¥185 million loss and ¥237 million loss, respectively. All amounts recorded in accumulated other comprehensive income (loss) at year end are expected to be recognized in earnings within the next twelve months.

The period that hedges the changes in cash flows related to the risk of foreign currency rate is at most around two months. There are no derivative financial instruments where hedge accounting has been discontinued due to the forecasted transaction no longer being probable. The Company excludes financial instruments’ time value component from the assessment of hedge effectiveness. There is no portion of hedging instruments that has been assessed ineffective.

Derivative financial instruments not designated as accounting hedges

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

The estimated fair values of derivative instruments at March 31, 2012 and 2013 are as follows.

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

As of March 31, 2013 Derivatives designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(211)	¥—	¥—	¥(211)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥6,538	¥(78,723)	¥(1,534)	¥(314)	¥(70,337)
Interest rate instruments	32,152	(14,639)	3,907	18,560	(4,954)

Total	¥38,690	¥(93,362)	¥2,373	¥18,246	¥(75,291)

Netting adjustment	(18,071)	18,071

Net amount	¥20,619	¥(75,291)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2013 are as follows:

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

For the year ended March 31, 2013

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(1,281)	Other income (expenses) – Other, net	¥(1,197)	Other income (expenses) – Other, net	¥(589)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(111,004)
Interest rate instruments	Other income (expenses) – Other, net	3,212

Total		¥(107,792)

The gains and losses are included in other income (expenses) – other, net on a net basis with related items, such as foreign currency translation (note 1(p)).

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

(18) Commitments and Contingent Liabilities

At March 31, 2013, Honda had commitments for purchases of property, plant and equipment and other commitments of approximately ¥105,285 million.

Honda has entered into various guarantee and indemnification agreements. At March 31, 2012 and 2013, Honda has guaranteed ¥28,165 million and ¥26,475 million of bank loans of employees for their housing costs, respectively. If an employee defaults on his/her loan payments, Honda is required to perform under the guarantee. The undiscounted maximum amount of Honda’s obligation to make future payments in the event of defaults is ¥28,165 million and ¥26,475 million, respectively, at March 31, 2012 and 2013. At March 31, 2013, no amount has been accrued for any estimated losses under the obligations, as it is probable that the employees will be able to make all scheduled payments.

Honda warrants its products for specific periods of time. Product warranties vary depending upon the nature of the product, the geographic location of its sale and other factors.

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2012	2013
Balance at beginning of year	¥213,943	¥170,562
Warranty claims paid during the period	(82,547)	(64,942)
Liabilities accrued for warranties issued during the period	60,004	97,108
Changes in liabilities for pre-existing warranties during the period	(17,697)	(8,583)
Foreign currency translation	(3,141)	13,888

Balance at end of year	¥170,562	¥208,033

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and accrued liabilities. Punitive damages are claimed in certain of these lawsuits. Honda is also subject to potential liability under other various lawsuits and claims. Honda recognizes an accrued liability for loss contingencies when it is probable that an obligation has been incurred and the amount of loss can be reasonably estimated. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recorded for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel. After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position, results of operations or cash flows.

Leases	12 Months Ended
Mar. 31, 2013
Leases

(19) Leases

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31	Yen (millions)
2014	¥19,020
2015	14,064
2016	10,887
2017	10,966
2018	8,888
After five years	41,225

Total minimum lease payments	¥105,050

Rental expenses under operating leases were ¥38,641 million, ¥34,079 million and ¥32,728 million, for the years ended March 31, 2011, 2012 and 2013, respectively.

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets	12 Months Ended
Mar. 31, 2013
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

(20) Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of year	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of year
March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

March 31, 2013:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,293	¥2,810	¥2,721	¥503	¥7,885

Finance subsidiaries-receivables
Allowance for credit losses	¥20,616	¥9,234	¥13,198	¥1,176	¥17,828
Allowance for losses on lease residual values	5,366	825	3,178	341	3,354

	¥25,982	¥10,059	¥16,376	¥1,517	¥21,182

Other assets
Allowance for doubtful accounts	¥23,036	¥687	¥1,063	¥94	¥22,754

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

(21) Segment Information

Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as components of Honda’s about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in Honda’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs) and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥934,472	¥4,888,818	¥5,572,152	¥290,980	¥11,686,422	¥(108,708)	¥—	¥11,577,714
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥44,525	¥317,939	¥213,805	¥13,146	¥589,415	¥—	¥—	¥589,415
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,006,684	¥4,955,791	¥5,644,380	¥305,235	¥11,912,090	¥(124,491)	¥—	¥11,787,599
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥43,564	¥289,845	¥211,325	¥10,133	¥554,867	¥—	¥—	¥554,867
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

As of and for the year ended March 31, 2013

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,339,549	¥7,709,216	¥548,506	¥280,676	¥9,877,947	¥—	¥—	¥9,877,947
Intersegment	—	14,374	11,750	10,994	37,118	(37,118)	—	—

Total	¥1,339,549	¥7,723,590	¥560,256	¥291,670	¥9,915,065	¥(37,118)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	1,229,316	7,437,599	402,098	301,242	9,370,255	(37,118)	—	9,333,137

Segment income (loss)	¥110,233	¥285,991	¥158,158	¥(9,572)	¥544,810	¥—	¥—	¥544,810

Equity in income of affiliates	¥25,606	¥56,361	¥—	¥756	¥82,723	¥—	¥—	¥82,723
Assets	¥1,095,357	¥5,759,126	¥6,765,322	¥309,149	¥13,928,954	¥(293,597)	¥—	¥13,635,357
Investments in affiliates	¥85,039	¥352,317	¥—	¥20,020	¥457,376	¥—	¥—	¥457,376
Depreciation and amortization	¥34,665	¥290,522	¥256,166	¥9,116	¥590,469	¥—	¥—	¥590,469
Capital expenditures	¥73,513	¥540,625	¥794,869	¥14,519	¥1,423,526	¥—	¥—	¥1,423,526
Damaged and impairment losses on long-lived assets	¥—	¥—	¥4,773	¥—	¥4,773	¥—	¥—	¥4,773
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥10,059	¥—	¥10,059	¥—	¥—	¥10,059

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments were not included in Power product and other businesses but as Other Adjustments for the year ended March 31, 2011.

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥212,143 million for the year ended March 31, 2011, ¥209,762 million for the year ended March 31, 2012 and ¥254,933 million for the year ended March 31, 2013, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥798,420 million for the year ended March 31, 2011, ¥683,767 million for the year ended March 31, 2012 and ¥793,118 million for the year ended March 31, 2013, respectively, of purchases of operating lease assets.
7.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥6,358 million in Motorcycle business, ¥48,568 million in Automobile business, ¥77 million in Financial services business and ¥1,297 million in Power product and other businesses, respectively. It resulted in an increase of segment income, see note 1(k).
8.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are mainly included in Cost of sales, SG&A and R&D expenses of Automobile business, see note 1(v).
9.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).
10.	The amounts of Depreciation and amortization for the year ended March 31, 2011 and 2012 have been corrected from the amounts previously disclosed.

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2011	2012	2013
Motorcycles and relevant parts	¥1,225,098	¥1,286,319	¥1,274,890
All-terrain vehicles (ATVs) and relevant parts	63,096	62,509	64,659
Automobiles and relevant parts	6,794,098	5,805,975	7,709,216
Financial, insurance services	561,896	516,148	548,506
Power products and relevant parts	202,838	208,661	221,321
Others	89,841	68,483	59,355

Total	¥8,936,867	¥7,948,095	¥9,877,947

Geographical Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,925,333	¥4,063,727	¥3,888,887	¥9,877,947
Long-lived assets	¥1,167,236	¥2,380,885	¥802,697	¥4,350,818

The above information is based on the location of the Company and its subsidiaries.

Supplemental Geographical Information

In addition to the disclosure required by U.S.GAAP, Honda provides the following supplemental information in order to provide financial statements users with additional useful information:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,882,470	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,364,042	¥213,672	¥—	¥11,577,714
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,112,901	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,697,691	¥89,908	¥—	¥11,787,599
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,925,333	¥4,612,361	¥536,856	¥1,926,434	¥876,963	¥9,877,947	¥—	¥—	¥9,877,947
Transfers between geographic areas	1,968,179	244,741	105,254	379,213	19,504	2,716,891	(2,716,891)	—	—

Total	¥3,893,512	¥4,857,102	¥642,110	¥2,305,647	¥896,467	¥12,594,838	¥(2,716,891)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	¥3,715,084	¥4,648,184	¥641,650	¥2,158,889	¥860,773	¥12,024,580	¥(2,691,443)	¥—	¥9,333,137

Operating income (loss)	¥178,428	¥208,918	¥460	¥146,758	¥35,694	¥570,258	¥(25,448)	¥—	¥544,810

Assets	¥3,264,383	¥7,645,540	¥673,667	¥1,523,192	¥660,856	¥13,767,638	¥(132,281)	¥—	¥13,635,357
Long-lived assets	¥1,167,236	¥2,481,097	¥124,088	¥434,827	¥143,570	¥4,350,818	¥—	¥—	¥4,350,818

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥42,486 million in Japan, ¥9,602 million in North America, ¥1,068 million in Europe and ¥3,144 million in Asia, respectively. It resulted in an increase of operating income, see note 1(k).
7.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are included in Cost of sales, SG&A and R&D expenses of Asia, see note 1(v).
8.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2013
Selected Quarterly Financial Data (Unaudited) *

(22) Selected Quarterly Financial Data (Unaudited)*

Quarterly financial data for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

Year ended March 31, 2013:
First quarter	¥2,435,909	¥176,013	¥131,723	¥73.09
Second quarter	2,271,286	100,867	82,233	45.63
Third quarter	2,425,792	131,941	77,441	42.97
Fourth quarter	2,744,960	135,989	75,752	42.03

	¥9,877,947	¥544,810	¥367,149	¥203.71

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.

General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Description of Business

(a) Description of Business

Honda Motor Co., Ltd. (the “Company”) and its subsidiaries (collectively “Honda”) mainly develop, manufacture and distribute motorcycles, automobiles, power products, and also provide financing for the sale of those products. Principal manufacturing facilities are located in Japan, the United States of America, Canada, Mexico, the United Kingdom, Italy, China, India, Thailand, Vietnam, Indonesia, Argentina, Brazil and Turkey.

Basis of Presenting Consolidated Financial Statements

(b) Basis of Presenting Consolidated Financial Statements

The Company and its Japanese subsidiaries maintain their books of account in conformity with financial accounting standards of Japan, and its foreign subsidiaries generally maintain their books of account in conformity with those of the countries of their domicile.

The consolidated financial statements presented herein have been prepared in a manner and reflect the adjustments which are necessary to conform them with U.S. generally accepted accounting principles (U.S.GAAP).

Consolidation Policy

(c) Consolidation Policy

The consolidated financial statements include the accounts of the Company, its subsidiaries and those variable interest entities where Honda is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method.

There are some subsidiaries and affiliates of which the fiscal year-end is December 31.

Use of Estimates

(d) Use of Estimates

Management of Honda has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare its consolidated financial statements in conformity with U.S. GAAP. Significant items subject to such estimates and assumptions include, but are not limited to, allowance for credit losses, losses on lease residual values, realizable values of inventories, realization of deferred tax assets, damaged and impairment losses on long-lived assets, unrecognized tax benefits, product warranty obligations, the fair values of assets and obligations related to employee benefits, and the fair value of derivative financial instruments. Further changes in the economic environment surrounding Honda, effects by market conditions, effects of currency fluctuations or other factors have combined to increase the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates.

Revenue Recognition

(e) Revenue Recognition

Sales of manufactured products are recognized when persuasive evidence of an arrangement exists, delivery has occurred, title and risk of loss have passed to the customers, the sales price is fixed or determinable, and collectibility is probable.

Honda provides dealer incentives passed on to the end customers generally in the form of below-market interest rate loans or lease programs. The amount of interest or lease subsidies paid is the difference between the amount offered to retail customers and the amount stemmed from a market-based interest or lease rate. Honda also provides dealer incentives retained by the dealer, which generally represent discounts provided from Honda to the dealers. These incentives are classified as a reduction of sales revenue as the consideration is paid in cash, because Honda does not receive an identifiable benefit in exchange for this consideration. The incentives are estimated and accrued at the time the product is sold to the dealer.

Operating lease revenues are recorded on a straight-line basis over the term of the lease.

Interest income from finance receivables is recognized using the interest method. Finance receivable origination fees and certain direct origination costs are deferred, and the net fee or cost is amortized using the interest method over the contractual life of the finance receivables.

Taxes collected from customers and remitted to governmental authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Cash Equivalents

(f) Cash Equivalents

Honda considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. Cash equivalents mainly consist of money market funds and certificates of deposit.

Inventories	(g) Inventories Inventories are stated at the lower of cost or market. Cost is determined principally on a first-in, first-out basis.
Investments in Securities

(h) Investments in Securities

Investments in securities consist of investment in affiliates and debt and equity securities.

Investments in affiliates in which Honda has the ability to exercise significant influence over their operating and financial policies, but where Honda does not have a controlling financial interest are accounted for using the equity method. Differences between the cost of investments in affiliates and the amount of underlying equity of the affiliates principally represent investor level goodwill.

Honda considers whether the fair value of any of its equity method investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If Honda considers any such decline to be other-than-temporary based on various factors, then a write-down will be recorded to estimated fair value.

Honda classifies its debt and marketable equity securities into the following categories: available-for-sale, trading, or held-to-maturity. Debt securities classified as “held-to-maturity” securities are reported at amortized cost. Debt and marketable equity securities classified as “trading” securities are reported at fair value, with unrealized gains and losses included in earnings. Other debt and marketable equity securities are classified as “available-for-sale” securities and are reported at fair value, with unrealized gains or losses, net of deferred taxes included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets. The costs of available-for-sale securities sold are accounted for using the moving-average method. Honda did not hold any “trading” securities at March 31, 2012 and 2013.

Honda periodically compares the fair value of debt and marketable equity securities with their cost basis. If the fair value of the securities has declined below the cost basis and such decline is judged to be other-than-temporary, Honda recognizes the impairment of the securities through a charge to income. The determination of other-than-temporary impairment is based upon an assessment of the facts and circumstances related to each investment security. In assessing impairment of securities, Honda considers the factors such as degree and period of the decline in fair value, financial position and results of operations of investees and forecast earnings based on market and economic trend in which the investees operate. Honda did not recognize significant impairment loss on investments in securities for the years ended March 31, 2011, 2012 and 2013.

Non-marketable equity securities are carried at cost, and are examined for the possibility of impairment periodically.

Goodwill

(i) Goodwill

Goodwill, all of which is allocated to Honda’s reporting units, is not amortized but is tested for impairment at least annually. Honda performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment dates. For the years ended March 31, 2011, 2012 and 2013, Honda did not recognize any goodwill impairment losses.

The carrying amount of goodwill at March 31, 2012 and 2013 was ¥10,426 million and ¥10,296 million, respectively and is included in other assets of the consolidated balance sheets.

Property on Operating Leases

(j) Property on Operating Leases

Property on operating leases is reported at cost, less accumulated depreciation. Depreciation of vehicles is generally provided on a straight-line basis to an estimated residual value over the lease term. The residual values of the vehicles related to operating leases are estimated by using the estimate of future used vehicle values, taking into consideration data obtained from third parties.

Depreciation and Amortization

(k) Depreciation and Amortization

Depreciation of property, plant and equipment is calculated principally by the straight line method based on estimated useful lives and salvage values of the respective assets.

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. In recent years, because sales of global strategic product models are increasing, Honda has been enhancing its production systems and the versatility of production equipment to have better flexibility to meet changes in global customer demand. Further, Honda has resumed more normalized capital expenditures which Honda had previously held down due to the financial crisis beginning in the fiscal year ended March 31, 2009. Effective April 1, 2012, Honda changed to the straight line method of depreciation because management believes it better reflects the future economic benefit from the usage of property, plant and equipment under this more flexible and versatile production arrangement. The effect of the change in depreciation method is recognized prospectively as a change in accounting estimate in accordance with the FASB Accounting Standards Codification (ASC) 250 “Accounting Changes and Error Corrections”.

As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥56,300 million. Net income attributable to Honda Motor Co., Ltd. and Basic net income attributable to Honda Motor Co., Ltd. per common share for the year ended March 31, 2013 increased by approximately ¥35,746 million and ¥19.83, respectively.

Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed of

(l) Impairment of Long-Lived Assets to Be Held and Used and Long-Lived Assets to Be Disposed of

Honda’s long-lived assets and identifiable intangible assets other than goodwill having finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Honda did not recognize any significant impairment losses on long-lived assets, excluding property on operating leases for the years ended March 31, 2011, 2012 and 2013.

Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell.

Income Taxes

(m) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Honda recognizes in the consolidated financial statements the impact of a tax position, if any, based on the technical merits of the position, when that position is more likely than not to be sustained upon examination. Benefits from tax positions that meet the more likely than not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. Honda accounts for interest and penalties related to the liability for unrecognized tax benefits as a component of income tax expense in the consolidated statements of income.

Product-Related Expenses

(n) Product-Related Expenses

Advertising and sales promotion costs are expensed as incurred. Advertising expenses were ¥210,803 million, ¥195,284 million and ¥254,016 million, for the years ended March 31, 2011, 2012 and 2013, respectively. Provisions for estimated costs related to product warranty are made at the time the products are sold to customers or new warranty programs are initiated. Estimated warranty expenses are provided based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Included in warranty expenses accruals are costs for general warranties on vehicles Honda sells and product recalls.

Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

(o) Basic Net Income Attributable to Honda Motor Co., Ltd. per Common Share

Basic net income attributable to Honda Motor Co., Ltd. per common share has been computed by dividing net income attributable to Honda Motor Co., Ltd. by the weighted average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2011, 2012 and 2013 was 1,806,360,505 shares, 1,802,300,720 shares and 1,802,298,819 shares, respectively. There were no potentially dilutive shares outstanding during the years ended March 31, 2011, 2012 or 2013.

Foreign Currency Translation and Transactions

(p) Foreign Currency Translation and Transactions

Foreign currency financial statement amounts are translated into Japanese yen on the basis of the year-end exchange rate for all assets and liabilities and the weighted average rate for the year for all income and expense amounts. The resulting translation adjustments are included in accumulated other comprehensive income (loss) in the equity section of the consolidated balance sheets.

All revenues and expenses associated with foreign currencies are converted at the rates of exchange prevailing when such transactions occur and foreign currency receivables and payables are re-measured at the applicable exchange rates on the balance sheet date. Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ (60,514)	¥ 4,563	¥ 36,794

The gains or losses on translation of receivables and payables dominated in foreign currencies intended to be hedged are presented on a net basis with derivative financial instruments (note 17).

Derivative Financial Instruments

(q) Derivative Financial Instruments

Honda has entered into foreign exchange agreements and interest rate agreements to manage currency and interest rate exposures. These instruments include foreign currency forward contracts, currency swap agreements, currency option contracts and interest rate swap agreements (notes 16 and 17).

Honda recognizes all derivative financial instruments at fair value in its consolidated balance sheets. Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreements exist and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The Company applies hedge accounting for certain foreign currency forward contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. These are designated as cash flow hedges on the date derivative contracts are entered into. The Company has a documented currency rate risk management policy. In addition, it documents all relationships between derivative financial instruments designated as cash flow hedges and the relevant hedged items to identify the relationship between them. The Company assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative financial instruments designated as cash flow hedge are highly effective to offset changes in cash flows of hedged items.

When it is determined that a derivative financial instrument is not highly effective as a cash flow hedge, when the hedged item matures, is sold or is terminated, or when it is identified that the forecasted transaction is no longer probable, the Company discontinues hedge accounting. To the extent derivative financial instruments are designated as cash flow hedges and have been assessed as being highly effective, changes in their fair value are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the period when forecasted hedged transactions affect earnings. When these cash flow hedges prove to be ineffective, changes in the fair value of the derivatives are immediately recognized in earnings.

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

Honda does not hold any derivative financial instruments for trading purposes.

Shipping and Handling Costs

(r) Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ 160,773	¥ 155,276	¥ 160,843

Asset Retirement Liability

(s) Asset Retirement Liability

Honda recognizes an asset retirement liability if the fair value of the obligation can be reasonably estimated. Asset retirement obligations include those for which an entity has a legal obligation to perform an asset retirement activity, however, the timing and (or) method of settling the obligation are conditional on a future event that may or may not be within the control of the entity.

Adoption of New Accounting Pronouncements

(t) Adoption of New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05 “Presentation of Comprehensive Income”, which amends the FASB Accounting Standards Codification (ASC) 220 “Comprehensive Income”. This amendment requires reporting entities to report other comprehensive income as components of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and is effective retrospectively.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”, which defers the effective date of pending amendments to current accounting guidance prescribed in ASU 2011-05.

Honda adopted ASU 2011-05 as amended by ASU 2011-12, effective April 1, 2012, and discloses consolidated statements of comprehensive income as two separate but consecutive statements.

Immaterial Corrections of Prior Years' Consolidated Balance Sheets and Consolidated Statements of Changes in Equity

(w) Immaterial Corrections of the Prior Years’ Consolidated Balance Sheets and Consolidated Statements of Changes in Equity

Honda corrected its attribution method used to calculate the projected benefit obligation for certain pension plans, which resulted in an increase in other liabilities for prior fiscal years. Cumulative effect adjustments have been made as of April 1, 2010, the earliest period presented, to increase other liabilities by ¥17,228 million and to decrease retained earnings by ¥10,388 million, net of tax. Honda believes that the effects of this correction were inconsequential to the Company’s consolidated financial statements for the fiscal years ended March 31, 2011 and 2012, therefore, no other adjustments were made to those consolidated financial statements.

Immaterial Corrections of Prior Years' Consolidated Statements of Cash Flows

(x) Immaterial Corrections of the Prior Years’ Consolidated Statements of Cash Flows

Adjustments have been made to correct previous immaterial understatements in both depreciation excluding property on operating leases, which is included in cash flows from operating activities, and payments of other debt, which is included in Other, net in cash flows from financing activities, in the consolidated statements of cash flows for the years ended March 31, 2011 and 2012. These adjustments increased previously reported net cash provided by operating activities and increased previously reported net cash used in financing activities by ¥25,776 million for the year ended March 31, 2011 and ¥24,109 million for the year ended March 31, 2012.

The Great East Japan Earthquake Occurred on March 11, 2011
Impact on the Company's Consolidated Financial Position or Results of Operations

(u) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Great East Japan Earthquake Occurred on March 11, 2011

As a result of the Great East Japan Earthquake on March 11, 2011, the Company and its domestic consolidated subsidiaries recognized ¥45,720 million of costs and expenses, of which ¥17,450 million is included in cost of sales and ¥28,270 million is included in selling, general and administrative expenses in the accompanying consolidated statement of income for the year ended March 31, 2011. These costs and expenses mainly consist of unallocated fixed production overhead of ¥15,062 million caused by temporary suspension of production which is included in cost of sales, and loss on damaged property, plant and equipment of ¥15,647 million which is included in selling, general and administrative expenses. Fixed costs of ¥7,723 million pertaining to certain R&D activities incurred during the period such activities were suspended are not included in research and development, but selling, general and administrative expenses.

The costs of restoration activities amounted to ¥19,797 million and ¥11,056 million are included in selling, general and administrative expenses in the accompanying consolidated statements of income for the years ended March 31, 2012 and 2013, respectively.

The Floods in Thailand
Impact on the Company's Consolidated Financial Position or Results of Operations

(v) Impact on the Company’s Consolidated Financial Position or Results of Operations of the Floods in Thailand

In October 2011, Thailand suffered from severe floods that caused damage to inventories, and machinery and equipment of certain consolidated subsidiaries and affiliates of the Company. Accordingly, production activities in plant facilities at Honda and its affiliates had been temporarily affected by the floods for the year ended March 31, 2012.

Honda recognized ¥23,420 million of costs and expenses, of which ¥10,680 million is included in cost of sales and ¥12,740 million is included in selling, general and administrative expenses in the accompanying consolidated statements of income for the year ended March 31, 2012. These costs and expenses mainly consist of losses on damaged inventories of ¥7,330 million which is included in cost of sales, and losses on damaged property, plant and equipment of ¥7,654 million which is included in selling, general and administrative expenses.

In addition, Honda recognized insurance recoveries of ¥21,725 million and ¥16,278 million for the years ended March 31, 2012 and 2013, respectively, which are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Honda recognizes insurance recoveries in excess of the incurred losses when settlements with insurance companies are reached.

General and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment	The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Foreign Currency Translation and Transaction Net Gains or Losses

Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ (60,514)	¥ 4,563	¥ 36,794

Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ 160,773	¥ 155,276	¥ 160,843

Finance Income and Related Costs of Finance Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2013
Finance Income and Related Costs of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related costs of finance subsidiaries for each of the years in the three-year period ended March 31, 2013 as follows:

	Yen (millions)
	2011	2012	2013
Finance income	¥573,458	¥526,576	¥560,256
Finance costs	309,850	293,216	336,203

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Finance Subsidiaries-receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2012 and 2013:

	Yen (millions)
	2012	2013
Retail	¥3,328,140	¥3,865,430
Direct financing lease	380,339	448,672
Wholesale flooring	265,644	389,562
Commercial loans	35,678	42,433

Total finance receivables	4,009,801	4,746,097
Less:
Allowance for credit losses	23,049	19,716
Allowance for losses on lease residual values	5,366	3,354
Unearned interest income and fees	16,951	18,697

	3,964,435	4,704,330
Less:
Finance receivables included in trade accounts and notes receivables, net	334,044	461,450
Finance receivables included in other assets, net	184,277	211,743

Finance subsidiaries-receivables, net	3,446,114	4,031,137
Less current portion	1,081,721	1,243,002

Noncurrent finance subsidiaries-receivables, net	¥2,364,393	¥2,788,135

Changes in Allowance for Credit Losses on Finance Receivables

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2012 and 2013.

	Yen (millions)
For the year ended March 31, 2012	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥25,578	¥1,455	¥1,404	¥28,437
Provision	10,386	333	95	10,814
Charge-offs	(21,163)	(726)	(75)	(21,964)
Recoveries	6,671	134	5	6,810
Adjustments from foreign currency translation	(975)	(45)	(28)	(1,048)

Balance at end of year	¥20,497	¥1,151	¥1,401	¥23,049

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

Age Analysis of Past Due Finance Receivables

The following tables present an age analysis of past due finance receivables at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥10,027	¥1,359	¥2,832	¥14,218	¥2,752,386	¥2,766,604
Used & certified auto	4,250	553	354	5,157	414,365	419,522
Others	1,200	474	963	2,637	139,377	142,014

Total retail	15,477	2,386	4,149	22,012	3,306,128	3,328,140
Direct financing lease	1,050	171	893	2,114	378,225	380,339
Wholesale
Wholesale flooring	15	15	253	283	265,361	265,644
Commercial loans	—	—	—	—	35,678	35,678

Total wholesale	15	15	253	283	301,039	301,322

Total finance receivables	¥16,542	¥2,572	¥5,295	¥24,409	¥3,985,392	¥4,009,801

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥1,729,858

2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311

3,016,239

Total	¥4,746,097

Consumer portfolio segment
Finance Receivables by Credit Quality Indicator

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥2,762,413	¥4,191	¥2,766,604
Used & certified auto	418,615	907	419,522
Others	140,577	1,437	142,014

Total retail	3,321,605	6,535	3,328,140

Direct financing lease	379,275	1,064	380,339

Total	¥3,700,880	¥7,599	¥3,708,479

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

Wholesale
Finance Receivables by Credit Quality Indicator

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Group A	Group B	Total
Wholesale
Wholesale flooring	¥150,473	¥115,171	¥265,644
Commercial loans	18,306	17,372	35,678

Total	¥168,779	¥132,543	¥301,322

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2012 and 2013.

	Yen (millions)
	2012	2013
Finance subsidiaries-receivables, net	¥562,947	¥713,631
Restricted cash*[1]	17,486	20,885
Other assets	1,367	1,545

Total assets	¥581,800	¥736,061

Secured debt*[2]	¥563,460	¥718,980
Other liabilities	255	237

Total liabilities	¥563,715	¥719,217

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.

*[2]	Secured debt is included in short-term and long-term debt on the consolidated balance sheets.

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

Inventories at March 31, 2012 and 2013 are summarized as follows:

	Yen (millions)
	2012	2013
Finished goods	¥603,721	¥726,034
Work in process	44,891	53,035
Raw materials	387,167	436,352

	¥1,035,779	¥1,215,421

Investments in and Advances to Affiliates (Tables)	12 Months Ended
Mar. 31, 2013
Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2012 and 2013 compared with related carrying amounts as follows:

	Yen (millions)
	2012	2013
Carrying amounts	¥182,770	¥175,420
Market values	191,870	220,221

Combined Financial Information in Respect of Affiliates Accounted for under Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2012 and 2013, and for each of the years in the three-year period ended March 31, 2013 is shown below (note 21):

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
As of March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥228,358	¥1,335,075	¥25,438	¥1,588,871
Other assets, principally property, plant and equipment	134,901	1,137,654	27,219	1,299,774

Total assets	363,259	2,472,729	52,657	2,888,645

Current liabilities	149,033	1,013,565	8,358	1,170,956
Other liabilities	10,075	242,194	2,979	255,248

Total liabilities	159,108	1,255,759	11,337	1,426,204

Equity	¥204,151	¥1,216,970	¥41,320	¥1,462,441

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income (loss) attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

	Yen (millions)
For the year ended March 31, 2013	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥891,343	¥3,876,766	¥25,918	¥4,794,027
Net income attributable to Honda’s affiliates	60,586	162,037	1,717	224,340

Significant Investments in Affiliates Accounted for under Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2012 and 2013 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2012 and 2013, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2013. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2012	2013
Amounts due from	¥176,255	¥160,470
Amounts due to	142,490	97,958

	Yen (millions)
	2011	2012	2013
Purchases from	¥806,744	¥762,415	¥789,261
Sales to	617,603	561,426	636,299

Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2013
Investments and Advances-Other, Current

	Yen (millions)
	2012	2013
Current
Corporate debt securities	¥1,404	¥1,553
U.S. government agency debt securities	822	—
Advances	824	926
Certificates of deposit	1,509	1,550
Other	—	10,846

Total	¥4,559	¥14,875

Investments and Advances-Other, Noncurrent

	Yen (millions)
	2012	2013
Noncurrent
Auction rate securities	¥6,651	¥6,928
Marketable equity securities	100,829	117,110
Government bonds	1,999	2,000
U.S. government agency debt securities	10,913	1,068
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	11,697	10,780
Guaranty deposits	21,679	20,210
Advances	1,276	2,132
Other	32,850	48,483

Total	¥188,863	¥209,680

Available-for-sale Securities and Held-to-maturity Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2012 and 2013 is summarized below:

	Yen (millions)
	2012	2013
Available-for-sale
Cost	¥44,818	¥49,990
Fair value	107,480	128,848
Gross unrealized gains	64,704	80,453
Gross unrealized losses	2,042	1,595

Held-to-maturity*
Amortized cost	¥26,693	¥16,511
Fair value	26,757	16,556
Gross unrealized gains	84	45
Gross unrealized losses	20	—

*	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Maturities of Debt Securities Classified as Held-to-maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2013 are as follows:

Yen (millions)
Due within one year	¥3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966

Total	¥16,511

Gross Unrealized Losses on Available-for-sale Securities

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2013 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥8,778	¥192
12 months or longer	8,753	1,403

	¥17,531	¥1,595

Property on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Rentals Expected to Be Received from Property on Operating Leases

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2013 are as follows:

Years ending March 31	Yen (millions)
2014	¥311,700
2015	200,696
2016	65,449
2017	2,634
2018	564

Total future minimum lease rentals	¥581,043

Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-term Debt

Short-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Short-term bank loans	¥282,238	¥347,842
Asset backed notes	49,636	37,448
Medium-term notes	141,033	159,963
Commercial paper	491,941	693,044

	¥964,848	¥1,238,297

Long-term Debt

Long-term debt at March 31, 2012 and 2013 is as follows:

	Yen (millions)
	2012	2013
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥198	¥160
0.76% Japanese yen unsecured bond due 2012	70,000	—

	70,198	160
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	14,746	15,830
Unsecured, principally from banks	897,769	1,043,857
Asset backed notes, maturing through 2016	511,384	681,020
1.48% Japanese yen unsecured bond due 2012	30,000	—
0.49% Japanese yen unsecured bond due 2012	20,000	—
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	—	30,000
0.35% Japanese yen unsecured bond due 2017	—	35,000
0.27% Japanese yen unsecured bond due 2018	—	30,000
0.59% Japanese yen unsecured bond due 2019	—	10,000
0.56% Japanese yen unsecured bond due 2019	—	15,000
0.55% Japanese yen unsecured bond due 2020	—	10,000
Medium-term notes, maturing through 2023	1,397,532	1,580,951
Less unamortized discount, net	5,233	5,927

	3,076,198	3,655,731

Total long-term debt	3,146,396	3,655,891
Less current portion	911,395	945,046

Total long-term debt, excluding current portion	¥2,235,001	¥2,710,845

Pledged Assets

Pledged assets at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012	2013
Trade accounts and notes receivable	¥10,119	¥12,422
Inventories	3,289	11,154
Property, plant and equipment	22,102	26,169
Finance subsidiaries-receivables	570,655	724,399

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2013 and thereafter:

Years ending March 31	Yen (millions)
2014	¥945,046

2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243

2,710,845

Total	¥3,655,891

Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities

Other liabilities at March 31, 2012 and 2013 consist of the following:

	Yen (millions)
	2012	2013
Accrued liabilities for product warranty, excluding current portion	¥89,738	¥104,584
Pension and other postretirement benefits*	591,486	622,462
Deferred income taxes	526,299	615,879
Other	247,414	287,160

	¥1,454,937	¥1,630,085

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 are allocated as follows:

	Yen (millions)
	2011	2012	2013
Income from continuing operations	¥206,827	¥135,735	¥178,976
Other comprehensive income (loss) (note 15)	(4,869)	(20,701)	252

	¥201,958	¥115,034	¥179,228

Income (Loss) before Income Taxes and Equity in Income of Affiliates by Japanese and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by Japanese and foreign source for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income (loss) before income taxes
Japanese	¥115,740	¥(125,787)	¥50,450
Foreign	514,808	383,190	438,441

	¥630,548	¥257,403	¥488,891

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2013 consisted of the following:

	Yen (millions)
	2011	2012	2013
Income taxes
Current
Japanese	¥(52,701)	¥8,136	¥(3,666)
Foreign	129,348	77,938	129,390

	¥76,647	¥86,074	¥125,724

Deferred
Japanese	¥22,324	¥(26,071)	¥21,977
Foreign	107,856	75,732	31,275

	¥130,180	¥49,661	¥53,252

Total
Japanese	¥(30,377)	¥(17,935)	¥18,311
Foreign	237,204	153,670	160,665

	¥206,827	¥135,735	¥178,976

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2013 differs from the Japanese statutory income tax rate for the following reasons:

	2011	2012	2013
Statutory income tax rate	40.0%	40.0%	37.9%
Recognition of valuation allowance	2.3	7.2	2.2
Difference in statutory tax rates of foreign subsidiaries	(6.2)	(12.2)	(6.7)
Reversal of valuation allowance	(0.7)	(1.8)	(1.5)
Research and development credit	(0.3)	(0.6)	(0.7)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	6.1	9.8	4.4
Undistributed earnings of subsidiaries and affiliates	2.8	2.7	1.8
Other adjustments relating to prior years	—	0.4	(1.5)
Adjustments for unrecognized tax benefits	(10.3)	(1.1)	0.2
Adjustments for the change in income tax laws*	—	8.3	0.5
Other	(0.9)	0.0	0.0

Effective tax rate	32.8%	52.7%	36.6%

*

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for the year ended March 31, 2013 was changed to 37.9%. The tax rate will be changed to 35.1% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws for the year ended March 31, 2012. The impact for the year ended March 31, 2013 is not material.

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are presented below:

	Yen (millions)
	2012	2013
Deferred tax assets:
Inventories	¥28,371	¥28,122
Allowance for dealers and customers	79,075	87,224
Accrued bonus	28,408	32,380
Property, plant and equipment	54,330	65,397
Operating loss carryforwards	145,140	138,559
Pension and other postretirement benefits*	217,531	229,102
Other	161,107	166,894

Total gross deferred tax assets	713,962	747,678
Less valuation allowance	69,092	81,007

Net deferred tax assets	644,870	666,671

Deferred tax liabilities:
Inventories	(11,044)	(16,575)
Prepaid pension expenses	(19,586)	(12,274)
Property, plant and equipment, excluding lease transactions	(65,774)	(80,103)
Direct financing lease transactions	(17,942)	(23,580)
Operating lease transactions	(525,865)	(623,535)
Undistributed earnings of subsidiaries and affiliates	(91,241)	(89,126)
Net unrealized gains on available-for-sale securities	(21,218)	(27,042)
Other	(42,673)	(51,727)

Total gross deferred tax liabilities	(795,343)	(923,962)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2012	2013
Current assets-Deferred income taxes	¥188,755	¥234,075
Other assets*	188,586	127,248
Other current liabilities	(1,515)	(2,735)
Other liabilities	(526,299)	(615,879)

Net deferred tax asset (liability)	¥(150,473)	¥(257,291)

*	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Changes in Valuation Allowance for Deferred Tax Assets

For the years ended March 31, 2011, 2012 and 2013, the changes in the valuation allowance for deferred tax assets are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥53,410	¥65,479	¥69,092
Additions	14,265	18,665	10,741
Deductions	(4,118)	(4,651)	(7,347)
Effect of exchange rate changes and others	1,922	(10,401)	8,521

Balance at end of year	¥65,479	¥69,092	¥81,007

Operating Loss and Tax Credit Carryforwards

Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥1,456
1 to 5 years	3,431
5 to 20 years	316,602
Indefinite periods	87,227

¥408,716

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥79
1 to 5 years	717
5 to 20 years	11,793
Indefinite periods	703

¥13,292

Reconciliations of Beginning and Ending Amount of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2011	2012	2013
Balance at beginning of year	¥109,473	¥46,265	¥43,627
Additions for tax positions related to the current year	12,338	2,910	—
Additions for tax positions of prior years	7,280	4,538	687
Reductions for tax positions of prior years*	(71,519)	(1,217)	(7,855)
Settlements*	(9,191)	(1,688)	—
Reductions for statute of limitations	(8)	(6,894)	—
Effect of exchange rate changes	(2,108)	(287)	2,692

Balance at end of year	¥46,265	¥43,627	¥39,151

*	Due to mutual negotiated agreements regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2012	2013	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,191,254)	¥(1,193,566)	¥(446,159)	¥(536,064)
Service cost	(33,454)	(31,124)	(19,506)	(24,826)
Interest cost	(23,481)	(23,871)	(24,130)	(26,107)
Plan participants’ contributions	—	—	(22)	(26)
Actuarial gain (loss)	7,449	(82,834)	(66,872)	(33,210)
Benefits paid	47,174	48,179	11,585	11,177
Amendment	—	—	2,579	—
Foreign currency translation	—	—	6,461	(76,099)

Benefit obligations at end of year	(1,193,566)	(1,283,216)	(536,064)	(685,155)

Change in plan assets:
Fair value of plan assets at beginning of year	748,345	801,701	395,565	422,500
Actual return on plan assets	29,364	94,446	22,651	45,124
Employer contributions	71,166	70,550	21,503	23,795
Plan participants’ contributions	—	—	22	26
Benefits paid	(47,174)	(48,179)	(11,585)	(11,177)
Foreign currency translation	—	—	(5,656)	62,896

Fair value of plan assets at end of year	801,701	918,518	422,500	543,164

Funded status	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,268	¥1,480	¥—	¥—
Current liabilities	(305)	(364)	(86)	(38)
Noncurrent liabilities	(392,828)	(365,814)	(113,478)	(141,953)

Total	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥403,010	¥394,998	¥201,199	¥206,941
Net transition obligation	—	—	110	77
Prior service cost (benefit)	(137,975)	(121,671)	(2,151)	(1,905)

Total	¥265,035	¥273,327	¥199,158	¥205,113

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,174,686)	¥(1,262,263)	¥(464,641)	¥(493,040)
Accumulated benefit obligations	(1,105,707)	(1,180,781)	(420,920)	(453,165)
Fair value of plan assets	782,949	897,066	363,068	367,949

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 include the following:

	Yen (millions)
	2011	2012	2013
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥35,209	¥33,454	¥31,124
Interest cost on projected benefit obligations	23,159	23,481	23,871
Expected return on plan assets	(22,972)	(23,645)	(24,048)
Amortization of actuarial loss (gain)	21,871	20,373	18,149
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥40,963	¥37,359	¥32,792

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(50)	¥(13,305)	¥10,137
Amortization of actuarial loss (gain)	(21,871)	(20,373)	(18,149)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	(5,617)	(17,374)	8,292

Total recognized in pension cost and other comprehensive income (loss)	¥35,346	¥19,985	¥41,084

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥18,113	¥19,506	¥24,826
Interest cost on projected benefit obligations	24,165	24,130	26,107
Expected return on plan assets	(27,332)	(26,796)	(30,254)
Amortization of actuarial loss (gain)	5,422	5,829	10,724
Amortization of net transition obligation	31	30	33
Amortization of prior service cost (benefit)	5	6	(205)
Other	382	3	17

	¥20,786	¥22,708	¥31,248

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥8,560	¥71,160	¥16,466
Amortization of actuarial loss (gain)	(5,422)	(5,829)	(10,724)
Amortization of net transition obligation	(31)	(30)	(33)
Prior service cost (benefit)	—	(2,677)	41
Amortization of prior service cost (benefit)	(5)	(6)	205

	3,102	62,618	5,955

Total recognized in pension cost and other comprehensive income (loss)	¥23,888	¥85,326	¥37,203

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥17,220	¥13,571
Amortization of net transition obligation	—	42
Amortization of prior service cost (benefit)	(16,304)	(259)

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2014	¥45,206	¥11,470
2015	45,544	13,112
2016	47,122	14,716
2017	48,689	16,990
2018	51,731	19,618
2019-2023	290,155	147,434

Benefit obligation
Weighted-average Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2012 and 2013 were as follows:

	2012	2013
Japanese plans:
Discount rate	2.0%	1.5%
Rate of salary increase	2.1%	2.2%
Foreign plans:
Discount rate	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.4%	2.5 ~ 4.1%

Net periodic benefit cost
Weighted-average Assumptions

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2013 were as follows:

	2011	2012	2013
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.2%	2.1%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%	1.5 ~ 4.4%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 7.5%	6.2 ~ 7.7%

Japanese plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2012				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

Foreign plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006

Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2011	2012	2013
Cash paid (provided), net during the year for:
Interest	¥128,401	¥97,788	¥86,989
Income taxes	174,092	47,217	138,583

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Components and Related Changes in Accumulated Other Comprehensive Income (Loss)

The components and related changes in accumulated other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2011	2012	2013
Adjustments from foreign currency translation:
Balance at beginning of year	¥(977,488)	¥(1,268,233)	¥(1,385,045)
Current-period other comprehensive income (loss)	(290,745)	(116,812)	415,462

Balance at end of year	(1,268,233)	(1,385,045)	(969,583)

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of year	29,724	30,299	36,198
Current-period other comprehensive income (loss)	575	5,899	7,933

Balance at end of year	30,299	36,198	44,131

Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(324)	(156)	(185)
Current-period other comprehensive income (loss)	168	(29)	(52)

Balance at end of year	(156)	(185)	(237)

Pension and other postretirement benefits adjustments*
Balance at beginning of year	(260,074)	(257,290)	(297,046)
Current-period other comprehensive income (loss)	2,784	(39,756)	(14,057)

Balance at end of year	(257,290)	(297,046)	(311,103)

Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,208,162)	(1,495,380)	(1,646,078)
Current-period other comprehensive income (loss)	(287,218)	(150,698)	409,286

Balance at end of year	¥(1,495,380)	¥(1,646,078)	¥(1,236,792)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments

The tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments are as follows:

	Yen (millions)
	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
2011:
Adjustments from foreign currency translation	¥(298,902)	¥1,361	¥(297,541)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	166	312	478
Reclassification adjustments for losses (gains) realized in net income	116	(46)	70

Net unrealized gains (losses)	282	266	548

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	1,359	(545)	814
Reclassification adjustments for losses (gains) realized in net income	(1,077)	431	(646)

Net unrealized gains (losses)	282	(114)	168

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(12,622)	7,426	(5,196)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	11,809	(4,070)	7,739

Net unrealized gains (losses)	(813)	3,356	2,543

Other comprehensive income (loss)	¥(299,151)	¥4,869	¥(294,282)

2012:
Adjustments from foreign currency translation	¥(119,910)	¥1,775	¥(118,135)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,438	(3,087)	6,351
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,732	(2,920)	5,812

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,225)	25,682	(46,543)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,491)	21,838	(39,653)

Other comprehensive income (loss)	¥(172,706)	¥20,701	¥(152,005)

2013:
Adjustments from foreign currency translation	¥433,640	¥(2,828)	¥430,812
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	12,336	(4,368)	7,968
Reclassification adjustments for losses (gains) realized in net income	24	(8)	16

Net unrealized gains (losses)	12,360	(4,376)	7,984

Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(1,281)	484	(797)
Reclassification adjustments for losses (gains) realized in net income	1,197	(452)	745

Net unrealized gains (losses)	(84)	32	(52)

Pension and other postretirement benefits adjustments*
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	12,077	(24,534)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	(5,157)	9,237

Net unrealized gains (losses)	(22,217)	6,920	(15,297)

Other comprehensive income (loss)	¥423,699	¥(252)	¥423,447

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥6,538	¥—	¥6,538	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	32,152	—	32,152	—	—

Total derivative instruments	—	38,690	—	38,690	(18,071)	20,619

Available-for-sale securities
Marketable equity securities	117,110	—	—	117,110	—	117,110
Auction rate securities	—	—	6,928	6,928	—	6,928
Others	584	4,226	—	4,810	—	4,810

Total available-for-sale securities	117,694	4,226	6,928	128,848	—	128,848

Total	¥117,694	¥42,916	¥6,928	¥167,538	¥(18,071)	¥149,467

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(78,934)	¥—	¥(78,934)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(14,639)	—	(14,639)	—	—

Total derivative instruments	—	(93,573)	—	(93,573)	18,071	(75,502)

Total	¥—	¥(93,573)	¥—	¥(93,573)	¥18,071	¥(75,502)

Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	1
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(88)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Yen (millions)
For the year ended March 31, 2013	Auction rate securities
Balance at beginning of year	¥6,651
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	115
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(691)
Foreign currency translation	853

Balance at end of year	¥6,928

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	115

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables*[1]	¥3,607,127	¥3,653,850	¥4,278,460	¥4,326,333
Held-to-maturity securities*[2]	26,693	26,757	16,511	16,556
Debt	(4,111,244)	(4,176,361)	(4,894,188)	(4,966,318)

*1

The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

*2	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2012 and 2013 are as follows:

Derivatives designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥16,191	¥23,324

Foreign exchange instruments	¥16,191	¥23,324

Derivatives not designated as hedging instruments:

	Yen (millions)
	2012	2013
Foreign currency forward exchange contracts	¥607,458	¥724,435
Foreign currency option contracts	79,090	4,145
Currency swap agreements	450,093	337,254

Foreign exchange instruments	¥1,136,641	¥1,065,834

Interest rate swap agreements	¥3,823,639	¥4,063,289

Interest rate instruments	¥3,823,639	¥4,063,289

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2012 and 2013 are as follows.

As of March 31, 2012

Derivatives designated as hedging instruments:

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(753)	¥—	¥—	¥(753)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥33,566	¥(30,067)	¥22,692	¥2,316	¥(21,509)
Interest rate instruments	31,834	(20,099)	(943)	19,347	(6,669)

Total	¥65,400	¥(50,166)	¥21,749	¥21,663	¥(28,178)

Netting adjustment	(21,988)	21,988

Net amount	¥43,412	¥(28,178)

As of March 31, 2013 Derivatives designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(211)	¥—	¥—	¥(211)
Derivatives not designated as hedging instruments:
	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥6,538	¥(78,723)	¥(1,534)	¥(314)	¥(70,337)
Interest rate instruments	32,152	(14,639)	3,907	18,560	(4,954)

Total	¥38,690	¥(93,362)	¥2,373	¥18,246	¥(75,291)

Netting adjustment	(18,071)	18,071

Net amount	¥20,619	¥(75,291)

Pre-tax Effects of Derivative Instruments on the Company's Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2013 are as follows:

For the year ended March 31, 2011

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥1,359	Other income (expenses) – Other, net	¥1,077	Other income (expenses) – Other, net	¥128

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥75,591
Interest rate instruments	Other income (expenses) – Other, net	(15,938)

Total		¥59,653

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

For the year ended March 31, 2013

Derivatives designated as hedging instruments

Cash flow hedge:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments:	¥(1,281)	Other income (expenses) – Other, net	¥(1,197)	Other income (expenses) – Other, net	¥(589)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(111,004)
Interest rate instruments	Other income (expenses) – Other, net	3,212

Total		¥(107,792)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Provisions for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2012	2013
Balance at beginning of year	¥213,943	¥170,562
Warranty claims paid during the period	(82,547)	(64,942)
Liabilities accrued for warranties issued during the period	60,004	97,108
Changes in liabilities for pre-existing warranties during the period	(17,697)	(8,583)
Foreign currency translation	(3,141)	13,888

Balance at end of year	¥170,562	¥208,033

Leases (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31	Yen (millions)
2014	¥19,020
2015	14,064
2016	10,887
2017	10,966
2018	8,888
After five years	41,225

Total minimum lease payments	¥105,050

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2013
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of year	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of year
March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

March 31, 2013:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,293	¥2,810	¥2,721	¥503	¥7,885

Finance subsidiaries-receivables
Allowance for credit losses	¥20,616	¥9,234	¥13,198	¥1,176	¥17,828
Allowance for losses on lease residual values	5,366	825	3,178	341	3,354

	¥25,982	¥10,059	¥16,376	¥1,517	¥21,182

Other assets
Allowance for doubtful accounts	¥23,036	¥687	¥1,063	¥94	¥22,754

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Principal Products and Services, and Functions of Each Segment

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs) and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

Segment Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥934,472	¥4,888,818	¥5,572,152	¥290,980	¥11,686,422	¥(108,708)	¥—	¥11,577,714
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥44,525	¥317,939	¥213,805	¥13,146	¥589,415	¥—	¥—	¥589,415
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,006,684	¥4,955,791	¥5,644,380	¥305,235	¥11,912,090	¥(124,491)	¥—	¥11,787,599
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥43,564	¥289,845	¥211,325	¥10,133	¥554,867	¥—	¥—	¥554,867
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

As of and for the year ended March 31, 2013

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,339,549	¥7,709,216	¥548,506	¥280,676	¥9,877,947	¥—	¥—	¥9,877,947
Intersegment	—	14,374	11,750	10,994	37,118	(37,118)	—	—

Total	¥1,339,549	¥7,723,590	¥560,256	¥291,670	¥9,915,065	¥(37,118)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	1,229,316	7,437,599	402,098	301,242	9,370,255	(37,118)	—	9,333,137

Segment income (loss)	¥110,233	¥285,991	¥158,158	¥(9,572)	¥544,810	¥—	¥—	¥544,810

Equity in income of affiliates	¥25,606	¥56,361	¥—	¥756	¥82,723	¥—	¥—	¥82,723
Assets	¥1,095,357	¥5,759,126	¥6,765,322	¥309,149	¥13,928,954	¥(293,597)	¥—	¥13,635,357
Investments in affiliates	¥85,039	¥352,317	¥—	¥20,020	¥457,376	¥—	¥—	¥457,376
Depreciation and amortization	¥34,665	¥290,522	¥256,166	¥9,116	¥590,469	¥—	¥—	¥590,469
Capital expenditures	¥73,513	¥540,625	¥794,869	¥14,519	¥1,423,526	¥—	¥—	¥1,423,526
Damaged and impairment losses on long-lived assets	¥—	¥—	¥4,773	¥—	¥4,773	¥—	¥—	¥4,773
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥10,059	¥—	¥10,059	¥—	¥—	¥10,059

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments were not included in Power product and other businesses but as Other Adjustments for the year ended March 31, 2011.

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥212,143 million for the year ended March 31, 2011, ¥209,762 million for the year ended March 31, 2012 and ¥254,933 million for the year ended March 31, 2013, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥798,420 million for the year ended March 31, 2011, ¥683,767 million for the year ended March 31, 2012 and ¥793,118 million for the year ended March 31, 2013, respectively, of purchases of operating lease assets.
7.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥6,358 million in Motorcycle business, ¥48,568 million in Automobile business, ¥77 million in Financial services business and ¥1,297 million in Power product and other businesses, respectively. It resulted in an increase of segment income, see note 1(k).
8.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are mainly included in Cost of sales, SG&A and R&D expenses of Automobile business, see note 1(v).
9.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).
10.	The amounts of Depreciation and amortization for the year ended March 31, 2011 and 2012 have been corrected from the amounts previously disclosed.

External Sales and Other Operating Revenue by Product or Service Groups

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2011	2012	2013
Motorcycles and relevant parts	¥1,225,098	¥1,286,319	¥1,274,890
All-terrain vehicles (ATVs) and relevant parts	63,096	62,509	64,659
Automobiles and relevant parts	6,794,098	5,805,975	7,709,216
Financial, insurance services	561,896	516,148	548,506
Power products and relevant parts	202,838	208,661	221,321
Others	89,841	68,483	59,355

Total	¥8,936,867	¥7,948,095	¥9,877,947

Geographical Information

Geographical Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,925,333	¥4,063,727	¥3,888,887	¥9,877,947
Long-lived assets	¥1,167,236	¥2,380,885	¥802,697	¥4,350,818

Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,882,470	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,364,042	¥213,672	¥—	¥11,577,714
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,112,901	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,697,691	¥89,908	¥—	¥11,787,599
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,925,333	¥4,612,361	¥536,856	¥1,926,434	¥876,963	¥9,877,947	¥—	¥—	¥9,877,947
Transfers between geographic areas	1,968,179	244,741	105,254	379,213	19,504	2,716,891	(2,716,891)	—	—

Total	¥3,893,512	¥4,857,102	¥642,110	¥2,305,647	¥896,467	¥12,594,838	¥(2,716,891)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	¥3,715,084	¥4,648,184	¥641,650	¥2,158,889	¥860,773	¥12,024,580	¥(2,691,443)	¥—	¥9,333,137

Operating income (loss)	¥178,428	¥208,918	¥460	¥146,758	¥35,694	¥570,258	¥(25,448)	¥—	¥544,810

Assets	¥3,264,383	¥7,645,540	¥673,667	¥1,523,192	¥660,856	¥13,767,638	¥(132,281)	¥—	¥13,635,357
Long-lived assets	¥1,167,236	¥2,481,097	¥124,088	¥434,827	¥143,570	¥4,350,818	¥—	¥—	¥4,350,818

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥42,486 million in Japan, ¥9,602 million in North America, ¥1,068 million in Europe and ¥3,144 million in Asia, respectively. It resulted in an increase of operating income, see note 1(k).
7.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are included in Cost of sales, SG&A and R&D expenses of Asia, see note 1(v).
8.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data

Quarterly financial data for the years ended March 31, 2011, 2012 and 2013 are set forth in the following table:

	Yen (millions)			Yen
	Net sales and other operating revenue	Operating Income (loss)	Net income (loss) attributable to Honda Motor Co., Ltd.	Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share
Year ended March 31, 2011:
First quarter	¥2,361,463	¥234,443	¥272,487	¥150.27
Second quarter	2,251,911	163,473	135,929	75.24
Third quarter	2,110,414	125,653	81,118	45.01
Fourth quarter	2,213,079	46,206	44,554	24.72

	¥8,936,867	¥569,775	¥534,088	¥295.67

Year ended March 31, 2012:
First quarter	¥1,714,596	¥22,579	¥31,797	¥17.64
Second quarter	1,885,892	52,511	60,429	33.53
Third quarter	1,942,545	44,298	47,662	26.45
Fourth quarter	2,405,062	111,976	71,594	39.72

	¥7,948,095	¥231,364	¥211,482	¥117.34

Year ended March 31, 2013:
First quarter	¥2,435,909	¥176,013	¥131,723	¥73.09
Second quarter	2,271,286	100,867	82,233	45.63
Third quarter	2,425,792	131,941	77,441	42.97
Fourth quarter	2,744,960	135,989	75,752	42.03

	¥9,877,947	¥544,810	¥367,149	¥203.71

*	All quarterly financial data is unaudited and also has not been reviewed by the independent registered public accounting firm.

General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Earthquake	Mar. 31, 2011 Earthquake Loss on damaged property, plant and equipment	Mar. 31, 2011 Earthquake Fixed costs pertaining to suspended R&D activities	Mar. 31, 2013 Earthquake Selling, general and administrative expenses	Mar. 31, 2012 Earthquake Selling, general and administrative expenses	Mar. 31, 2011 Earthquake Unallocated amount	Mar. 31, 2012 Flood	Mar. 31, 2012 Flood Loss on damaged property, plant and equipment	Mar. 31, 2013 Flood Selling, general and administrative expenses	Mar. 31, 2012 Flood Selling, general and administrative expenses	Mar. 31, 2012 Flood Unallocated amount	Mar. 31, 2013 Change in depreciation method	Mar. 31, 2010 Immaterial corrections of attribution method used to calculate projected benefit obligation for certain pension plans	Mar. 31, 2012 Immaterial corrections of understatements in both depreciation excluding property on operating leases and payments of other debt	Mar. 31, 2011 Immaterial corrections of understatements in both depreciation excluding property on operating leases and payments of other debt
Significant Accounting Policies [Line Items]
Goodwill, impairment loss													¥ 0	¥ 0	¥ 0
Carrying amount of goodwill	10,296				10,426								10,296	10,426
Depreciation expense decreased (increased)													(335,536)	(345,105)	(377,272)												56,300
Net income attributable to Honda Motor Co., Ltd. increased (decreased)	75,752	77,441	82,233	131,723	71,594	47,662	60,429	31,797	44,554	81,118	135,929	272,487	367,149	211,482	534,088												35,746
Basic net income attributable to Honda Motor Co., Ltd. per common share increased (decreased) (in yen per share)	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 203.71	¥ 117.34	¥ 295.67												¥ 19.83
Advertising expenses													254,016	195,284	210,803
Weighted average number of common shares outstanding (in shares)													1,802,298,819	1,802,300,720	1,806,360,505
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092	45,720						23,420
Cost of sales													7,345,162	5,919,633	6,496,841	17,450					15,062	10,680				7,330
Selling, general and administrative expenses													1,427,705	1,277,280	1,382,660	28,270	15,647	7,723				12,740	7,654
Costs of restoration activities included in selling, general and administrative expenses																			11,056	19,797
Insurance recoveries included in selling, general and administrative expenses																								16,278	21,725
Other liabilities increased (decreased)																												17,228
Retained earnings decreased (increased)																												10,388
Net cash provided by operating activities increased (decreased)													800,744	761,538	1,096,613														24,109	25,776
Net cash used in financing activities increased (decreased)													¥ (119,567)	¥ 68,230	¥ 126,192														¥ 24,109	¥ 25,776

Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	50 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	20 years

Foreign Currency Translation and Transaction Net Gains or Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intercompany Foreign Currency Balance [Line Items]
Foreign currency translation and transaction gains (losses) included in other income (expenses)-other, net	¥ 36,794	¥ 4,563	¥ (60,514)

Shipping and Handling Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs included in selling, general and administrative expenses	¥ 160,843	¥ 155,276	¥ 160,773

Finance Income and Related Costs of Finance Subsidiaries (Detail) (Finance subsidiaries, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finance subsidiaries
Finance Income and Related Cost of Finance Subsidiaries [Line Items]
Finance income	¥ 560,256	¥ 526,576	¥ 573,458
Finance costs	¥ 336,203	¥ 293,216	¥ 309,850

Finance Subsidiaries-receivables, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 4,746,097	¥ 4,009,801
Less:
Allowance for credit losses	19,716	23,049	28,437
Allowance for losses on lease residual values	3,354	5,366
Unearned interest income and fees	18,697	16,951
Finance receivables, net	4,704,330	3,964,435
Finance subsidiaries-receivables, net	4,031,137	3,446,114
Less current portion	1,243,002	1,081,721
Noncurrent finance subsidiaries-receivables, net	2,788,135	2,364,393
Trade accounts and notes receivables, net
Less:
Finance receivables, net	461,450	334,044
Other assets, net
Less:
Finance receivables, net	211,743	184,277
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,865,430	3,328,140
Less:
Allowance for credit losses	17,643	20,497	25,578
Direct financing lease
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	448,672	380,339
Less:
Allowance for credit losses	789	1,151	1,455
Finance subsidiaries-receivables, net	425,870	357,308
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	431,995	301,322
Less:
Allowance for credit losses	1,284	1,401	1,404
Wholesale flooring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	389,562	265,644
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 42,433	¥ 35,678

Changes in Allowance for Credit Losses on Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 23,049	¥ 28,437
Provision	9,158	10,814
Charge-offs	(22,067)	(21,964)
Recoveries	8,276	6,810
Adjustments from foreign currency translation	1,300	(1,048)
Balance at end of year	19,716	23,049
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	20,497	25,578
Provision	8,707	10,386
Charge-offs	(20,838)	(21,163)
Recoveries	8,143	6,671
Adjustments from foreign currency translation	1,134	(975)
Balance at end of year	17,643	20,497
Direct financing lease
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,151	1,455
Provision	392	333
Charge-offs	(940)	(726)
Recoveries	117	134
Adjustments from foreign currency translation	69	(45)
Balance at end of year	789	1,151
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,401	1,404
Provision	59	95
Charge-offs	(289)	(75)
Recoveries	16	5
Adjustments from foreign currency translation	97	(28)
Balance at end of year	¥ 1,284	¥ 1,401

Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	¥ 20,395		¥ 16,542
60-89 days past due	3,095		2,572
90 days and greater past due	6,191		5,295
Total past due	29,681		24,409
Current	4,716,416	[1]	3,985,392	[1]
Total finance receivables	4,746,097		4,009,801
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	19,224		15,477
60-89 days past due	2,867		2,386
90 days and greater past due	4,236		4,149
Total past due	26,327		22,012
Current	3,839,103	[1]	3,306,128	[1]
Total finance receivables	3,865,430		3,328,140
New auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	12,947		10,027
60-89 days past due	1,805		1,359
90 days and greater past due	2,607		2,832
Total past due	17,359		14,218
Current	3,247,241	[1]	2,752,386	[1]
Total finance receivables	3,264,600		2,766,604
Used and certified auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	5,064		4,250
60-89 days past due	643		553
90 days and greater past due	276		354
Total past due	5,983		5,157
Current	434,183	[1]	414,365	[1]
Total finance receivables	440,166		419,522
Others
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	1,213		1,200
60-89 days past due	419		474
90 days and greater past due	1,353		963
Total past due	2,985		2,637
Current	157,679	[1]	139,377	[1]
Total finance receivables	160,664		142,014
Direct financing lease
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	966		1,050
60-89 days past due	161		171
90 days and greater past due	1,644		893
Total past due	2,771		2,114
Current	445,901	[1]	378,225	[1]
Total finance receivables	448,672		380,339
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	205		15
60-89 days past due	67		15
90 days and greater past due	311		253
Total past due	583		283
Current	431,412	[1]	301,039	[1]
Total finance receivables	431,995		301,322
Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	205		15
60-89 days past due	67		15
90 days and greater past due	311		253
Total past due	583		283
Current	388,979	[1]	265,361	[1]
Total finance receivables	389,562		265,644
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,433	[1]	35,678	[1]
Total finance receivables	¥ 42,433		¥ 35,678

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.

Finance Receivables by Credit Quality Indicator (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,746,097	¥ 4,009,801
Total
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,314,102	3,708,479
Total | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,305,194	3,700,880
Total | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,908	7,599
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,865,430	3,328,140
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,858,327	3,321,605
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,103	6,535
New auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,264,600	2,766,604
New auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,260,188	2,762,413
New auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,412	4,191
Used and certified auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	440,166	419,522
Used and certified auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	439,247	418,615
Used and certified auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	919	907
Others
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	160,664	142,014
Others | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,892	140,577
Others | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,772	1,437
Direct financing lease
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	448,672	380,339
Direct financing lease | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	446,867	379,275
Direct financing lease | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,805	1,064
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	431,995	301,322
Wholesale | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	260,401	168,779
Wholesale | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	171,594	132,543
Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	389,562	265,644
Wholesale flooring | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	236,203	150,473
Wholesale flooring | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	153,359	115,171
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	42,433	35,678
Commercial loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	24,198	18,306
Commercial loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 18,235	¥ 17,372

Contractual Maturities of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments Classified by Contractual Maturity Date [Line Items]
2014	¥ 1,729,858
2015	1,127,205
2016	893,474
2017	608,167
2018	282,082
After five years	105,311
Finance receivables, noncurrent	3,016,239
Total finance receivables	¥ 4,746,097	¥ 4,009,801

Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other finance receivables	¥ 37,274	¥ 48,544
Other finance receivables, impaired	19,562	20,320
Other finance receivables, allowance for credit losses	¥ 19,541	¥ 20,299

Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	¥ 4,031,137		¥ 3,446,114
Total assets	13,635,357		11,787,599		11,577,714
Total liabilities	8,437,615		7,269,697
Consolidated variable interest entities
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	713,631		562,947
Restricted cash	20,885	[1]	17,486	[1]
Other assets	1,545		1,367
Total assets	736,061		581,800
Secured debt	718,980	[2]	563,460	[2]
Other liabilities	237		255
Total liabilities	¥ 719,217		¥ 563,715

[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.
[2]	Secured debt is included in short-term and long-term debt on the consolidated balance sheets.

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Inventory [Line Items]
Finished goods	¥ 726,034	¥ 603,721
Work in process	53,035	44,891
Raw materials	436,352	387,167
Total inventories	¥ 1,215,421	¥ 1,035,779

Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Carrying amounts	¥ 175,420	¥ 182,770
Market values	¥ 220,221	¥ 191,870

Combined Financial Information in Respect of Affiliates Accounted for under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,588,871	¥ 1,576,148
Other assets, principally property, plant and equipment	1,299,774	1,147,662
Total assets	2,888,645	2,723,810
Current liabilities	1,170,956	1,147,583
Other liabilities	255,248	236,975
Total liabilities	1,426,204	1,384,558
Equity	1,462,441	1,339,252
Net sales	4,794,027	4,491,867	5,071,486
Net income (loss) attributable to Honda's affiliates	224,340	250,993	356,822
Motorcycle Business
Schedule of Equity Method Investments [Line Items]
Current assets	228,358	216,751
Other assets, principally property, plant and equipment	134,901	108,971
Total assets	363,259	325,722
Current liabilities	149,033	134,395
Other liabilities	10,075	7,969
Total liabilities	159,108	142,364
Equity	204,151	183,358
Net sales	891,343	888,914	1,189,024
Net income (loss) attributable to Honda's affiliates	60,586	72,168	104,790
Automobile Business
Schedule of Equity Method Investments [Line Items]
Current assets	1,335,075	1,338,679
Other assets, principally property, plant and equipment	1,137,654	1,012,363
Total assets	2,472,729	2,351,042
Current liabilities	1,013,565	1,005,935
Other liabilities	242,194	223,095
Total liabilities	1,255,759	1,229,030
Equity	1,216,970	1,122,012
Net sales	3,876,766	3,579,019	3,857,890
Net income (loss) attributable to Honda's affiliates	162,037	177,309	253,468
Power Product and Other Businesses
Schedule of Equity Method Investments [Line Items]
Current assets	25,438	20,718
Other assets, principally property, plant and equipment	27,219	26,328
Total assets	52,657	47,046
Current liabilities	8,358	7,253
Other liabilities	2,979	5,911
Total liabilities	11,337	13,164
Equity	41,320	33,882
Net sales	25,918	23,934	24,572
Net income (loss) attributable to Honda's affiliates	¥ 1,717	¥ 1,516	¥ (1,436)

Significant Investments in Affiliates Accounted for under Equity Method (Detail)	Mar. 31, 2013	Mar. 31, 2012
Motorcycle Business | P.T. Astra Honda Motor
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Guangqi Honda Automobile Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Dongfeng Honda Automobile Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Dongfeng Honda Engine Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%

Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended
	Mar. 22, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Equity in income of affiliates	Mar. 22, 2011 Sale of investment and new licensing agreement related to Hero Honda Motors Ltd. (HHML)
Schedule of Equity Method Investments [Line Items]
Impairment losses on investments in affiliates, net of tax					¥ 12,757
Investment in Hero Honda Motors Ltd. (HHML), sold, book value	34,275
Investment in Hero Honda Motors Ltd. (HHML), sold, percentage of total outstanding shares (in percentage)	26.00%
Proceeds from sales of investment in Hero Honda Motors Ltd. (HHML)	71,073	9,957	71,073
Consideration to be paid by installments, licensing agreement						45,000
Revenue related to new licensing agreement included in Net sales and other operating revenue						32,015
Gain on sale of investment			46,756			46,756
Honda's equity in undistributed income of affiliates		¥ 380,271		¥ 376,888

Transactions with Affiliates (Detail) (Affiliates, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Affiliates
Related Party Transaction [Line Items]
Amounts due from	¥ 160,470	¥ 176,255
Amounts due to	97,958	142,490
Purchases from	789,261	762,415	806,744
Sales to	¥ 636,299	¥ 561,426	¥ 617,603

Investments and Advances-Other, Current (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 14,875	¥ 4,559
Corporate debt securities
Investments and Advances [Line Items]
Investments and advances - other, current	1,553	1,404
U.S. government agency debt securities
Investments and Advances [Line Items]
Investments and advances - other, current		822
Advances
Investments and Advances [Line Items]
Investments and advances - other, current	926	824
Certificates of deposit
Investments and Advances [Line Items]
Investments and advances - other, current	1,550	1,509
Other
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 10,846

Investments and Advances-Other, Noncurrent (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 209,680	¥ 188,863
Auction rate securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	6,928	6,651
Marketable equity securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	117,110	100,829
Government bonds
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	2,000	1,999
U.S. government agency debt securities
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	1,068	10,913
Non-marketable preferred stocks
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	969	969
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	10,780	11,697
Guaranty deposits
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	20,210	21,679
Advances
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	2,132	1,276
Other
Investments and Advances [Line Items]
Investments and advances - other, noncurrent	¥ 48,483	¥ 32,850

Available-for-sale Securities and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Available-for-sale
Cost	¥ 49,990		¥ 44,818
Fair value	128,848		107,480
Gross unrealized gains	80,453		64,704
Gross unrealized losses	1,595		2,042
Held-to-maturity
Amortized cost	16,511	[1]	26,693	[1]
Fair value	16,556	[1]	26,757	[1]
Gross unrealized gains	45	[1]	84	[1]
Gross unrealized losses			¥ 20	[1]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Maturities of Debt Securities Classified as Held-to-maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Due within one year	¥ 3,103
Due after one year through five years	2,037
Due after five years through ten years	9,405
Due after ten years	1,966
Total	¥ 16,511	[1]	¥ 26,693	[1]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

Gross Unrealized Losses on Available-for-sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale, fair value
Less than 12 months, fair value	¥ 8,778
12 months or longer, fair value	8,753
Total, fair value	17,531
Available-for-sale, unrealized losses
Less than 12 months, unrealized losses	192
12 months or longer, unrealized losses	1,403
Total, unrealized losses	¥ 1,595

Investments and Advances-Other - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Investments and Advances [Line Items]
Held-to-maturity securities in a loss position	¥ 0

Future Minimum Lease Rentals Expected to Be Received from Property on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Years ending March 31
2014	¥ 311,700
2015	200,696
2016	65,449
2017	2,634
2018	564
Total future minimum lease rentals	¥ 581,043

Short-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans	¥ 347,842	¥ 282,238
Asset backed notes	37,448	49,636
Medium-term notes	159,963	141,033
Commercial paper	693,044	491,941
Total short-term debt	¥ 1,238,297	¥ 964,848

Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding (in percentage)	0.86%	0.88%
Weighted average interest rates on total outstanding long-term debt (in percentage)	1.82%	2.10%
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 2,279,547
Committed lines of unused credit	814,061
Unused committed lines supporting commercial paper programs	805,610
Loans | Minimum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	0.37%
Loans | Maximum
Debt Disclosure [Line Items]
Interest rates on long-term debt (in percentage)	13.96%
Asset backed notes
Debt Disclosure [Line Items]
Weighted average interest rates on secured debt (in percentage)	0.89%	1.18%
Medium-term notes
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	1,761,213
Medium-term notes | Minimum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	0.38%	0.49%
Medium-term notes | Maximum
Debt Disclosure [Line Items]
Interest rates on unsecured debt (in percentage)	5.03%	5.51%
Commercial paper
Debt Disclosure [Line Items]
Unused line of credit facilities related to commercial paper programs and medium-term notes programs	¥ 518,334

Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	¥ 3,655,891	¥ 3,146,396
Less current portion	945,046	911,395
Total long-term debt, excluding current portion	2,710,845	2,235,001
Honda Motor Co., Ltd.
Debt Instrument [Line Items]
Total long-term debt	160	70,198
Honda Motor Co., Ltd. | Loans, maturing through 2031, principally from banks
Debt Instrument [Line Items]
Unsecured debt	160	198
Honda Motor Co., Ltd. | 0.76% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		70,000
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,927	5,233
Total long-term debt	3,655,731	3,076,198
Subsidiaries | Loans, maturing through 2029, principally from banks
Debt Instrument [Line Items]
Secured debt	15,830	14,746
Unsecured debt	1,043,857	897,769
Subsidiaries | Asset backed notes, maturing through 2016
Debt Instrument [Line Items]
Secured debt	681,020	511,384
Subsidiaries | 1.48% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | 0.49% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Unsecured debt		20,000
Subsidiaries | 1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | 0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	35,000
Subsidiaries | 0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	15,000
Subsidiaries | 0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | Medium-term notes, maturing through 2023
Debt Instrument [Line Items]
Medium-term notes	¥ 1,580,951	¥ 1,397,532

Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Honda Motor Co., Ltd. | 0.76% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	0.76%
Subsidiaries | 1.48% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	1.48%
Subsidiaries | 0.49% Japanese yen unsecured bond due 2012
Debt Instrument [Line Items]
Interest rate	0.49%
Subsidiaries | 1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
Subsidiaries | 1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
Subsidiaries | 0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | 0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | 0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Interest rate	0.47%
Subsidiaries | 0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.48%
Subsidiaries | 0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.37%
Subsidiaries | 0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.35%
Subsidiaries | 0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Interest rate	0.27%
Subsidiaries | 0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.59%
Subsidiaries | 0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.56%
Subsidiaries | 0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Interest rate	0.55%

Pledged Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 12,422	¥ 10,119
Inventories	11,154	3,289
Property, plant and equipment	26,169	22,102
Finance subsidiaries-receivables	¥ 724,399	¥ 570,655

Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long Term-debt Maturities Repayments of Principal [Line Items]
2014	¥ 945,046
2015	967,704
2016	679,173
2017	536,391
2018	329,334
After five years	198,243
Long-term debt, noncurrent	2,710,845	2,235,001
Total	¥ 3,655,891	¥ 3,146,396

Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Other Liabilities [Line Items]
Accrued liabilities for product warranty, excluding current portion	¥ 104,584		¥ 89,738
Pension and other postretirement benefits	622,462	[1]	591,486	[1]
Deferred income taxes	615,879		526,299
Other	287,160		247,414
Total other liabilities	¥ 1,630,085		¥ 1,454,937

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations	¥ 178,976	¥ 135,735	¥ 206,827
Other comprehensive income (loss) (note 15)	252	(20,701)	(4,869)
Total income tax expense (benefit)	¥ 179,228	¥ 115,034	¥ 201,958

Income (Loss) before Income Taxes and Equity in Income of Affiliates by Japanese and Foreign Source (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (loss) before income taxes and equity in income of affiliates	¥ 488,891	¥ 257,403	¥ 630,548
Japanese
Income (loss) before income taxes and equity in income of affiliates	50,450	(125,787)	115,740
Foreign
Income (loss) before income taxes and equity in income of affiliates	¥ 438,441	¥ 383,190	¥ 514,808

Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Current	¥ 125,724	¥ 86,074	¥ 76,647
Deferred	53,252	49,661	130,180
Total	178,976	135,735	206,827
Japanese
Income Taxes [Line Items]
Current	(3,666)	8,136	(52,701)
Deferred	21,977	(26,071)	22,324
Total	18,311	(17,935)	(30,377)
Foreign
Income Taxes [Line Items]
Current	129,390	77,938	129,348
Deferred	31,275	75,732	107,856
Total	¥ 160,665	¥ 153,670	¥ 237,204

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Operating loss carryforwards	¥ 408,716
Tax credit carryforwards	13,292
Deferred tax liabilities not recognized for undistributed earnings of the Company's foreign subsidiaries and foreign corporate joint ventures	140,691	99,483
Undistributed earnings not subject to deferred tax liabilities	4,133,175	3,858,508
Unrecognized tax benefits	39,151	43,627	46,265	109,473
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	37,012	32,460	41,264
Recognized interest and penalties, net included in income tax expense	(764)	513	6,050
Accrued interest and accrued penalties	¥ 3,292	¥ 2,121
Open tax years under income tax examination	Honda has open tax years primarily from 2005 to 2013 with various significant tax jurisdictions including Japan (fiscal years 2007-2013), the United States (fiscal years 2005-2013), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil and Australia.
Japanese
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Foreign | Minimum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	16.00%
Foreign | Maximum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	38.00%

Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	37.90%		40.00%		40.00%
Recognition of valuation allowance	2.20%		7.20%		2.30%
Difference in statutory tax rates of foreign subsidiaries	(6.70%)		(12.20%)		(6.20%)
Reversal of valuation allowance	(1.50%)		(1.80%)		(0.70%)
Research and development credit	(0.70%)		(0.60%)		(0.30%)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	4.40%		9.80%		6.10%
Undistributed earnings of subsidiaries and affiliates	1.80%		2.70%		2.80%
Other adjustments relating to prior years	(1.50%)		0.40%
Adjustments for unrecognized tax benefits	0.20%		(1.10%)		(10.30%)
Adjustments for change in income tax laws	0.50%	[1]	8.30%	[1]
Other	0.00%		0.00%		(0.90%)
Effective tax rate	36.60%		52.70%		32.80%

[1]	On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for the year ended March 31, 2013 was changed to 37.9%. The tax rate will be changed to 35.1% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws for the year ended March 31, 2012. The impact for the year ended March 31, 2013 is not material.

Effective Income Tax Rate (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Amendments to income tax laws, approved date		Nov 30, 2011
Statutory income tax rate (in percentage)	37.90%	40.00%	40.00%
Net deferred tax assets decreased		¥ 16,072
Income tax expenses increased		¥ 16,072
Fiscal years beginning on or after April 1, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)		37.90%
Fiscal years beginning on or after April 1, 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate (in percentage)		35.10%

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Inventories	¥ 28,122		¥ 28,371
Allowance for dealers and customers	87,224		79,075
Accrued bonus	32,380		28,408
Property, plant and equipment	65,397		54,330
Operating loss carryforwards	138,559		145,140
Pension and other postretirement benefits	229,102	[1]	217,531	[1]
Other	166,894		161,107
Total gross deferred tax assets	747,678		713,962
Less valuation allowance	81,007		69,092		65,479	53,410
Net deferred tax assets	666,671		644,870
Deferred tax liabilities:
Inventories	(16,575)		(11,044)
Prepaid pension expenses	(12,274)		(19,586)
Property, plant and equipment, excluding lease transactions	(80,103)		(65,774)
Direct financing lease transactions	(23,580)		(17,942)
Operating lease transactions	(623,535)		(525,865)
Undistributed earnings of subsidiaries and affiliates	(89,126)		(91,241)
Net unrealized gains on available-for-sale securities	(27,042)		(21,218)
Other	(51,727)		(42,673)
Total gross deferred tax liabilities	(923,962)		(795,343)
Net deferred tax asset (liability)	¥ (257,291)		¥ (150,473)

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current assets-Deferred income taxes	¥ 234,075		¥ 188,755
Other assets	127,248	[1]	188,586	[1]
Other current liabilities	(2,735)		(1,515)
Other liabilities	(615,879)		(526,299)
Net deferred tax asset (liability)	¥ (257,291)		¥ (150,473)

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Changes in Valuation Allowance for Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 69,092	¥ 65,479	¥ 53,410
Additions	10,741	18,665	14,265
Deductions	(7,347)	(4,651)	(4,118)
Effect of exchange rate changes and others	8,521	(10,401)	1,922
Balance at end of year	¥ 81,007	¥ 69,092	¥ 65,479

Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 408,716
Tax credit carryforwards	13,292
Within 1 year
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,456
Tax credit carryforwards	79
1 to 5 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	3,431
Tax credit carryforwards	717
5 to 20 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	316,602
Tax credit carryforwards	11,793
Indefinite periods
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	87,227
Tax credit carryforwards	¥ 703

Reconciliations of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 43,627		¥ 46,265		¥ 109,473
Additions for tax positions related to current year			2,910		12,338
Additions for tax positions of prior years	687		4,538		7,280
Reductions for tax positions of prior years	(7,855)	[1]	(1,217)	[1]	(71,519)	[1]
Settlements			(1,688)	[1]	(9,191)	[1]
Reductions for statute of limitations			(6,894)		(8)
Effect of exchange rate changes	2,692		(287)		(2,108)
Balance at end of year	¥ 39,151		¥ 43,627		¥ 46,265

[1]	Due to mutual negotiated agreements regarding transfer pricing matters of overseas transactions between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.

Dividends and Legal Reserves - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2013 Dividend declared
Stockholders Equity Note [Line Items]
Dividends and legal reserves requirements	The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and legal reserve equals 25% of stated capital.
Dividends per share (in yen per share)	¥ 72	¥ 60	¥ 51	¥ 19
Future dividend, aggregate				¥ 34,243
Future dividend, proposed and resolved in general shareholders' meeting, date				Jun 19, 2013

Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent liabilities	¥ (622,462)	[1]	¥ (591,486)	[1]
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	(1,193,566)		(1,191,254)
Service cost	(31,124)		(33,454)		(35,209)
Interest cost	(23,871)		(23,481)		(23,159)
Actuarial gain (loss)	(82,834)		7,449
Benefits paid	48,179		47,174
Benefit obligations at end of year	(1,283,216)		(1,193,566)		(1,191,254)
Change in plan assets:
Fair value of plan assets at beginning of year	801,701		748,345
Actual return on plan assets	94,446		29,364
Employer contributions	70,550		71,166
Benefits paid	(48,179)		(47,174)
Fair value of plan assets at end of year	918,518		801,701		748,345
Funded status	(364,698)		(391,865)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,480		1,268
Current liabilities	(364)		(305)
Noncurrent liabilities	(365,814)		(392,828)
Total	(364,698)		(391,865)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	394,998		403,010
Prior service cost (benefit)	(121,671)		(137,975)
Total	273,327		265,035
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,262,263)		(1,174,686)
Accumulated benefit obligations	(1,180,781)		(1,105,707)
Fair value of plan assets	897,066		782,949
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(536,064)		(446,159)
Service cost	(24,826)		(19,506)		(18,113)
Interest cost	(26,107)		(24,130)		(24,165)
Plan participants' contributions	(26)		(22)
Actuarial gain (loss)	(33,210)		(66,872)
Benefits paid	11,177		11,585
Amendment			2,579
Foreign currency translation	(76,099)		6,461
Benefit obligations at end of year	(685,155)		(536,064)		(446,159)
Change in plan assets:
Fair value of plan assets at beginning of year	422,500		395,565
Actual return on plan assets	45,124		22,651
Employer contributions	23,795		21,503
Plan participants' contributions	26		22
Benefits paid	(11,177)		(11,585)
Foreign currency translation	62,896		(5,656)
Fair value of plan assets at end of year	543,164		422,500		395,565
Funded status	(141,991)		(113,564)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(38)		(86)
Noncurrent liabilities	(141,953)		(113,478)
Total	(141,991)		(113,564)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	206,941		201,199
Net transition obligation	77		110
Prior service cost (benefit)	(1,905)		(2,151)
Total	205,113		199,158
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(493,040)		(464,641)
Accumulated benefit obligations	(453,165)		(420,920)
Fair value of plan assets	¥ 367,949		¥ 363,068

[1]	The amount at March 31, 2012 has been corrected from the amount previously disclosed, see note 1(w).

Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Selling, general and administrative expenses	Mar. 31, 2013 Japanese plans	Mar. 31, 2012 Japanese plans	Mar. 31, 2013 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2012 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2013 Japanese plans Level 1 Equity securities United States	Mar. 31, 2012 Japanese plans Level 1 Equity securities United States	Mar. 31, 2013 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2012 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2013 Japanese plans Level 2	Mar. 31, 2012 Japanese plans Level 2	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2013 Foreign plans	Mar. 31, 2012 Foreign plans	Mar. 31, 2013 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2012 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2013 Foreign plans Level 1 Equity securities United States	Mar. 31, 2012 Foreign plans Level 1 Equity securities United States	Mar. 31, 2013 Foreign plans Level 1 Equity securities Other Countries	Mar. 31, 2012 Foreign plans Level 1 Equity securities Other Countries
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations		¥ 1,197,913	¥ 1,121,200															¥ 610,517	¥ 472,765
Pension plan assets, allocations (in percentage)				10.00%	13.00%	43.00%	41.00%	47.00%	46.00%			23.00%	29.00%	24.00%	24.00%	53.00%	47.00%			6.00%	6.00%	56.00%	54.00%	38.00%	40.00%
Derivative instruments, asset position, gross										6,623	4,672
Derivative instruments, liability position, gross										4,129	10,179
Expected contribution to pension plans in the year ending March 31, 2014		70,217																24,727
Cost of special early retirement support plan	¥ 10,354

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Other amounts recognized in other comprehensive income (loss)
Total other amounts recognized in other comprehensive income (loss)	¥ 22,217	[1]	¥ 61,491	[1]	¥ 813	[1]
Japanese plans
Pension cost
Service cost-benefits earned during the year	31,124		33,454		35,209
Interest cost on projected benefit obligations	23,871		23,481		23,159
Expected return on plan assets	(24,048)		(23,645)		(22,972)
Amortization of actuarial loss (gain)	18,149		20,373		21,871
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(16,304)
Total pension cost	32,792		37,359		40,963
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	10,137		(13,305)		(50)
Amortization of actuarial loss (gain)	(18,149)		(20,373)		(21,871)
Amortization of prior service cost (benefit)	16,304		16,304		16,304
Total other amounts recognized in other comprehensive income (loss)	8,292		(17,374)		(5,617)
Total recognized in pension cost and other comprehensive income (loss)	41,084		19,985		35,346
Foreign plans
Pension cost
Service cost-benefits earned during the year	24,826		19,506		18,113
Interest cost on projected benefit obligations	26,107		24,130		24,165
Expected return on plan assets	(30,254)		(26,796)		(27,332)
Amortization of actuarial loss (gain)	10,724		5,829		5,422
Amortization of net transition obligation	33		30		31
Amortization of prior service cost (benefit)	(205)		6		5
Other	17		3		382
Total pension cost	31,248		22,708		20,786
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	16,466		71,160		8,560
Amortization of actuarial loss (gain)	(10,724)		(5,829)		(5,422)
Amortization of net transition obligation	(33)		(30)		(31)
Prior service cost (benefit)	41		(2,677)
Amortization of prior service cost (benefit)	205		(6)		(5)
Total other amounts recognized in other comprehensive income (loss)	5,955		62,618		3,102
Total recognized in pension cost and other comprehensive income (loss)	¥ 37,203		¥ 85,326		¥ 23,888

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japanese plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	¥ 17,220
Amortization of prior service cost (benefit)	(16,304)
Foreign plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	13,571
Amortization of net transition obligation	42
Amortization of prior service cost (benefit)	¥ (259)

Weighted-average Assumptions Used to Determine Benefit Obligation (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	2.00%
Rate of salary increase	2.20%	2.10%
Foreign plans | Minimum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	4.60%
Rate of salary increase	2.50%	1.50%
Foreign plans | Maximum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.20%
Rate of salary increase	4.10%	4.40%

Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Rate of salary increase	2.10%	2.20%	2.30%
Expected long-term rate of return	3.00%	3.00%	3.00%
Foreign plans | Minimum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.60%	5.50%	5.60%
Rate of salary increase	1.50%	1.50%	1.50%
Expected long-term rate of return	6.20%	6.50%	6.50%
Foreign plans | Maximum
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.20%	6.00%	6.50%
Rate of salary increase	4.40%	4.60%	5.30%
Expected long-term rate of return	7.70%	7.50%	8.00%

Fair Value of Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 918,518	¥ 801,701	¥ 748,345
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	25,534	28,306
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	313,027	231,537
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	9,815	6,774
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	311,577	271,969
General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	21,042	15,891
Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,773	12,330
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	85,391	63,271
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	138,865	177,130
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,494	(5,507)
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	438,182	464,713
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	25,534	28,306
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	312,764	231,011
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	4,320	5,349
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	93,450	199,068
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,033	627
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	81	352
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	393,551	273,437
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	263	346
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	5,477	1,425
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	217,964	72,801
Level 2 | General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	21,042	15,891
Level 2 | Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,773	12,330
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	135,619	176,503
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,413	(5,859)
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	86,785	63,551	57,432
Level 3 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		180	260
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	18		1,022
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	163	100
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	85,391	63,271	55,464
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 1,213		¥ 686

Reconciliations for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Equity securities	Mar. 31, 2012 Equity securities	Mar. 31, 2013 Corporate bonds	Mar. 31, 2012 Corporate bonds	Mar. 31, 2013 Government, agency and local bonds	Mar. 31, 2012 Government, agency and local bonds	Mar. 31, 2013 Hedge funds	Mar. 31, 2012 Hedge funds	Mar. 31, 2013 Commingled and other mutual funds	Mar. 31, 2012 Commingled and other mutual funds	Mar. 31, 2013 Level 3	Mar. 31, 2012 Level 3	Mar. 31, 2013 Level 3 Equity securities	Mar. 31, 2012 Level 3 Equity securities	Mar. 31, 2013 Level 3 Corporate bonds	Mar. 31, 2012 Level 3 Corporate bonds	Mar. 31, 2013 Level 3 Government, agency and local bonds	Mar. 31, 2012 Level 3 Government, agency and local bonds	Mar. 31, 2013 Level 3 Hedge funds	Mar. 31, 2012 Level 3 Hedge funds	Mar. 31, 2013 Level 3 Commingled and other mutual funds	Mar. 31, 2012 Level 3 Commingled and other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 918,518	¥ 801,701	¥ 748,345	¥ 313,027	¥ 231,537	¥ 9,815	¥ 6,774	¥ 311,577	¥ 271,969	¥ 85,391	¥ 63,271	¥ 138,865	¥ 177,130	¥ 63,551	¥ 57,432	¥ 180	¥ 260		¥ 1,022	¥ 100		¥ 63,271	¥ 55,464		¥ 686
Actual return on plan assets:
Relating to assets still held at the reporting date														10,519	1,336		(13)			22	(1)	10,484	1,350	13
Relating to assets sold during the period														865	(591)	60	10		(2)	1		804	(596)		(3)
Purchases, sales and settlements, net														11,850	5,399	(240)	(77)	18	(995)	40	101	10,832	7,053	1,200	(683)
Transfers in and/or out of Level 3															(25)				(25)
Fair value of plan assets at end of year	¥ 918,518	¥ 801,701	¥ 748,345	¥ 313,027	¥ 231,537	¥ 9,815	¥ 6,774	¥ 311,577	¥ 271,969	¥ 85,391	¥ 63,271	¥ 138,865	¥ 177,130	¥ 86,785	¥ 63,551		¥ 180	¥ 18		¥ 163	¥ 100	¥ 85,391	¥ 63,271	¥ 1,213

Fair Value of Foreign Pension Plan Assets by Asset Category (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 543,164	¥ 422,500	¥ 395,565
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,178	3,130
Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	11,529	10,616
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	157,704	131,150
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	51,942	46,207
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	45,657	42,198
Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,995	15,190
Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	22,946	10,030
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,695	19,726
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	187,631	139,150
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	57	73
Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,830	5,030
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	167,801	137,197
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	6,178	3,130
Level 1 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	742	125
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	157,704	130,929
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2,868	3,013
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	309
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	285,357	238,545
Level 2 | Short-term investments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,787	10,491
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		221
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	51,660	46,207
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	42,416	39,185
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	176,534	137,310
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	130	101
Level 2 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	3,830	5,030
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	90,006	46,758	28,394
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	282		47
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	373		100
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	26,995	15,190	11,698
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	22,946	10,030	7,952
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	28,695	19,726	7,148
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,788	1,840	1,354
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	(73)	(28)	1
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets			¥ 94

Reconciliations for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	¥ 422,500	¥ 395,565
Actual return on plan assets:
Foreign currency translation	62,896	(5,656)
Fair value of plan assets at end of year	543,164	422,500
Corporate bonds
Actual return on plan assets:
Fair value of plan assets at end of year	51,942	46,207
Government, agency and local bonds
Actual return on plan assets:
Fair value of plan assets at end of year	45,657	42,198
Real estate funds
Actual return on plan assets:
Fair value of plan assets at end of year	26,995	15,190
Private equity funds
Actual return on plan assets:
Fair value of plan assets at end of year	22,946	10,030
Hedge funds
Actual return on plan assets:
Fair value of plan assets at end of year	28,695	19,726
Commingled and other mutual funds
Actual return on plan assets:
Fair value of plan assets at end of year	187,631	139,150
Derivative instruments
Actual return on plan assets:
Fair value of plan assets at end of year	57	73
Asset backed securities
Actual return on plan assets:
Fair value of plan assets at end of year	3,830	5,030
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	46,758	28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	4,058	1,664
Relating to assets sold during the period	317	48
Purchases, sales and settlements, net	28,418	16,468
Transfers in and/or out of Level 3	390	(72)
Foreign currency translation	10,065	256
Fair value of plan assets at end of year	90,006	46,758
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		47
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)
Relating to assets sold during the period	11
Purchases, sales and settlements, net	70	(40)
Transfers in and/or out of Level 3	171	(4)
Foreign currency translation	32	(3)
Fair value of plan assets at end of year	282
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		100
Actual return on plan assets:
Relating to assets still held at the reporting date	7
Relating to assets sold during the period	7	1
Purchases, sales and settlements, net	95	(29)
Transfers in and/or out of Level 3	219	(68)
Foreign currency translation	45	(4)
Fair value of plan assets at end of year	373
Level 3 | Real estate funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	15,190	11,698
Actual return on plan assets:
Relating to assets still held at the reporting date	1,010	925
Relating to assets sold during the period	(2)	1
Purchases, sales and settlements, net	7,935	2,610
Foreign currency translation	2,862	(44)
Fair value of plan assets at end of year	26,995	15,190
Level 3 | Private equity funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	10,030	7,952
Actual return on plan assets:
Relating to assets still held at the reporting date	898	198
Relating to assets sold during the period	291	193
Purchases, sales and settlements, net	9,056	1,769
Foreign currency translation	2,671	(82)
Fair value of plan assets at end of year	22,946	10,030
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	19,726	7,148
Actual return on plan assets:
Relating to assets still held at the reporting date	1,537	527
Relating to assets sold during the period	3	(145)
Purchases, sales and settlements, net	3,869	11,798
Foreign currency translation	3,560	398
Fair value of plan assets at end of year	28,695	19,726
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	1,840	1,354
Actual return on plan assets:
Relating to assets still held at the reporting date	606	16
Purchases, sales and settlements, net	7,438	475
Foreign currency translation	904	(5)
Fair value of plan assets at end of year	10,788	1,840
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year	(28)	1
Actual return on plan assets:
Relating to assets still held at the reporting date	2	(2)
Relating to assets sold during the period	7
Purchases, sales and settlements, net	(45)	(27)
Foreign currency translation	(9)
Fair value of plan assets at end of year	(73)	(28)
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of plan assets at beginning of year		94
Actual return on plan assets:
Relating to assets sold during the period		(2)
Purchases, sales and settlements, net		(88)
Foreign currency translation		¥ (4)

Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 45,206
2015	45,544
2016	47,122
2017	48,689
2018	51,731
2019-2023	290,155
Foreign plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	11,470
2015	13,112
2016	14,716
2017	16,990
2018	19,618
2019-2023	¥ 147,434

Supplemental Disclosures of Cash Flow Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid (provided), net during the year for:
Interest	¥ 86,989	¥ 97,788	¥ 128,401
Income taxes	¥ 138,583	¥ 47,217	¥ 174,092

Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Retired treasury stock (in shares)	23,400
Treasury stock
Retirement of treasury stock	(80,417)
Retained earnings
Retirement of treasury stock	80,417

Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (1,385,045)		¥ (1,268,233)		¥ (977,488)
Current-period other comprehensive income (loss)	415,462		(116,812)		(290,745)
Balance at end of year	(969,583)		(1,385,045)		(1,268,233)
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of year	36,198		30,299		29,724
Current-period other comprehensive income (loss)	7,933		5,899		575
Balance at end of year	44,131		36,198		30,299
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(185)		(156)		(324)
Current-period other comprehensive income (loss)	(52)		(29)		168
Balance at end of year	(237)		(185)		(156)
Pension and other postretirement benefits adjustments
Balance at beginning of year	(297,046)	[1]	(257,290)	[1]	(260,074)	[1]
Current-period other comprehensive income (loss)	(14,057)	[1]	(39,756)	[1]	2,784	[1]
Balance at end of year	(311,103)	[1]	(297,046)	[1]	(257,290)	[1]
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,646,078)		(1,495,380)		(1,208,162)
Current-period other comprehensive income (loss)	409,286		(150,698)		(287,218)
Balance at end of year	¥ (1,236,792)		¥ (1,646,078)		¥ (1,495,380)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Before-tax
Adjustments from foreign currency translation	¥ 433,640		¥ (119,910)		¥ (298,902)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	12,336		9,438		166
Reclassification adjustments for losses (gains) realized in net income	24		(706)		116
Net unrealized gains (losses)	12,360		8,732		282
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(1,281)		(115)		1,359
Reclassification adjustments for losses (gains) realized in net income	1,197		78		(1,077)
Net unrealized gains (losses)	(84)		(37)		282
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	[1]	(72,225)	[1]	(12,622)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	[1]	10,734	[1]	11,809	[1]
Net unrealized gains (losses)	(22,217)	[1]	(61,491)	[1]	(813)	[1]
Other comprehensive income (loss)	423,699		(172,706)		(299,151)
Tax (expense) or benefit (note 11)
Adjustments from foreign currency translation	(2,828)		1,775		1,361
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(4,368)		(3,087)		312
Reclassification adjustments for losses (gains) realized in net income	(8)		167		(46)
Net unrealized gains (losses)	(4,376)		(2,920)		266
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	484		39		(545)
Reclassification adjustments for losses (gains) realized in net income	(452)		(31)		431
Net unrealized gains (losses)	32		8		(114)
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	12,077	[1]	25,682	[1]	7,426	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(5,157)	[1]	(3,844)	[1]	(4,070)	[1]
Net unrealized gains (losses)	6,920	[1]	21,838	[1]	3,356	[1]
Other comprehensive income (loss)	(252)		20,701		4,869
Net-of-tax
Adjustments from foreign currency translation	430,812		(118,135)		(297,541)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	7,968		6,351		478
Reclassification adjustments for losses (gains) realized in net income	16		(539)		70
Net unrealized gains (losses)	7,984		5,812		548
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(797)		(76)		814
Reclassification adjustments for losses (gains) realized in net income	745		47		(646)
Net unrealized gains (losses)	(52)		(29)		168
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(24,534)	[1]	(46,543)	[1]	(5,196)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	9,237	[1]	6,890	[1]	7,739	[1]
Net unrealized gains (losses)	(15,297)	[1]	(39,653)	[1]	2,543	[1]
Other comprehensive income (loss)	¥ 423,447		¥ (152,005)		¥ (294,282)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Available-for-sale securities	¥ 128,848	¥ 107,480
Fair value on a recurring basis
Assets:
Derivative instruments	20,619	43,412
Available-for-sale securities	128,848	107,480
Total	149,467	150,892
Liabilities:
Derivative instruments	(75,502)	(28,931)
Total	(75,502)	(28,931)
Fair value on a recurring basis | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Others
Assets:
Available-for-sale securities	4,810
Fair value on a recurring basis | Level 1
Assets:
Available-for-sale securities	117,694	100,829
Total	117,694	100,829
Fair value on a recurring basis | Level 1 | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Level 1 | Others
Assets:
Available-for-sale securities	584
Fair value on a recurring basis | Level 2
Assets:
Derivative instruments	38,690	65,400
Available-for-sale securities	4,226
Total	42,916	65,400
Liabilities:
Derivative instruments	(93,573)	(50,919)
Total	(93,573)	(50,919)
Fair value on a recurring basis | Level 2 | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	6,538	33,566
Liabilities:
Derivative instruments	(78,934)	(30,820)
Fair value on a recurring basis | Level 2 | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	32,152	31,834
Liabilities:
Derivative instruments	(14,639)	(20,099)
Fair value on a recurring basis | Level 2 | Others
Assets:
Available-for-sale securities	4,226
Fair value on a recurring basis | Level 3
Assets:
Available-for-sale securities	6,928	6,651
Total	6,928	6,651
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Gross fair value
Assets:
Derivative instruments	38,690	65,400
Available-for-sale securities	128,848	107,480
Total	167,538	172,880
Liabilities:
Derivative instruments	(93,573)	(50,919)
Total	(93,573)	(50,919)
Fair value on a recurring basis | Gross fair value | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	6,538	33,566
Liabilities:
Derivative instruments	(78,934)	(30,820)
Fair value on a recurring basis | Gross fair value | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	32,152	31,834
Liabilities:
Derivative instruments	(14,639)	(20,099)
Fair value on a recurring basis | Gross fair value | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Gross fair value | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Gross fair value | Others
Assets:
Available-for-sale securities	4,810
Fair value on a recurring basis | Netting adjustment
Assets:
Derivative instruments	(18,071)	(21,988)
Total	(18,071)	(21,988)
Liabilities:
Derivative instruments	18,071	21,988
Total	¥ 18,071	¥ 21,988

Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Level 3, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		¥ 6,947
Total realized/unrealized gains or losses
Included in earnings
Included in other comprehensive income (loss)		(114)
Purchases, issuances, settlements and sales
Purchases		1,784
Issuances
Settlements		1
Sales		(1,879)
Foreign currency translation		(88)
Balance at end of year		6,651
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)		(114)
Interest rate instruments (notes 1(q) and 17)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year		(1)
Total realized/unrealized gains or losses
Included in earnings
Purchases, issuances, settlements and sales
Issuances
Settlements		1
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Auction rate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	6,651	6,948
Total realized/unrealized gains or losses
Included in earnings
Included in other comprehensive income (loss)	115	(114)
Purchases, issuances, settlements and sales
Purchases		1,784
Issuances
Sales	(691)	(1,879)
Foreign currency translation	853	(88)
Balance at end of year	6,928	6,651
The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings
Included in other comprehensive income (loss)	¥ 115	¥ (114)

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Level 3 | Auction rate securities | AAA credit rating | United States Government guarantee
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities holdings, percentage guaranteed by the United States Government (in percentage)	95.00%
Fair value on a nonrecurring basis | Level 1
Fair Value, Measurement Inputs, Disclosure [Line Items]
Certain investments in affiliates which have quoted market values at fair value on nonrecurring basis due to recognition of impairment loss (note 6)	68,778

Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,704,330		¥ 3,964,435
Held-to-maturity securities	16,511	[1]	26,693	[1]
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	16,511	[2]	26,693	[2]
Debt	(4,894,188)		(4,111,244)
Carrying amount | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	4,278,460	[3]	3,607,127	[3]
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	16,556	[2]	26,757	[2]
Debt	(4,966,318)		(4,176,361)
Estimated fair value | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,326,333	[3]	¥ 3,653,850	[3]

[1]	The amounts of amortized cost and fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.
[2]	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.
[3]	The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 4,704,330	¥ 3,964,435
Finance subsidiaries-receivables, excluding direct financing leases, net | Trade accounts and notes receivable and other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	673,193	518,321
Direct financing lease | Finance subsidiaries-receivables
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 425,870	¥ 357,308

Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign exchange instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	¥ 23,324	¥ 16,191
Derivatives not designated as hedging instruments	1,065,834	1,136,641
Foreign currency forward exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	23,324	16,191
Derivatives not designated as hedging instruments	724,435	607,458
Foreign currency option contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	4,145	79,090
Currency swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	337,254	450,093
Interest rate instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	4,063,289	3,823,639
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	¥ 4,063,289	¥ 3,823,639

Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amounts recognized in accumulated other comprehensive income (loss)	¥ 237	¥ 185	¥ 156	¥ 324
Amounts expected to be recognized in earnings within the next twelve months	¥ 237	¥ 185
Period that hedges changes in cash flows related to risk of foreign currency rate	Two months

Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	¥ 20,619	¥ 43,412
Derivatives not designated as hedging instruments: Liability derivatives	(75,291)	(28,178)
Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	2,373	21,749
Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	18,246	21,663
Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(75,291)	(28,178)
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives designated as hedging instruments: Liability derivatives	(211)	(753)
Derivatives not designated as hedging instruments: Asset derivatives	6,538	33,566
Derivatives not designated as hedging instruments: Liability derivatives	(78,723)	(30,067)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	(1,534)	22,692
Foreign exchange instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	(314)	2,316
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Liability derivatives	(211)	(753)
Derivatives not designated as hedging instruments: Liability derivatives	(70,337)	(21,509)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	32,152	31,834
Derivatives not designated as hedging instruments: Liability derivatives	(14,639)	(20,099)
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	3,907	(943)
Interest rate instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	18,560	19,347
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(4,954)	(6,669)
Total
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	38,690	65,400
Derivatives not designated as hedging instruments: Liability derivatives	(93,362)	(50,166)
Netting adjustment
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	(18,071)	(21,988)
Derivatives not designated as hedging instruments: Liability derivatives	¥ 18,071	¥ 21,988

Pre-tax Effects of Derivative Instruments on the Company's Results of Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	¥ (107,792)	¥ (5,130)	¥ 59,653
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments: Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	(1,281)	(115)	1,359
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments: Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	(1,197)	(78)	1,077
Derivatives designated as hedging instruments: Gain (Loss) recognized in earnings (financial instruments' time value component excluded from assessment of hedge effectiveness)	(589)	(455)	128
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	(111,004)	(3,709)	75,591
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	¥ 3,212	¥ (1,421)	¥ (15,938)

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Guarantee and indemnification agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantee on bank loans of employees for their housing costs	¥ 26,475	¥ 28,165
Undiscounted maximum amount of Honda's obligation to make future payments	26,475	28,165
Amount accrued for estimated losses under the obligations	0
Commitments for purchases of property, plant and equipment and other commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment and other commitments	¥ 105,285

Changes in Provisions for Product Warranties (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 170,562	¥ 213,943
Warranty claims paid during the period	(64,942)	(82,547)
Liabilities accrued for warranties issued during the period	97,108	60,004
Changes in liabilities for pre-existing warranties during the period	(8,583)	(17,697)
Foreign currency translation	13,888	(3,141)
Balance at end of year	¥ 208,033	¥ 170,562

Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 19,020
2015	14,064
2016	10,887
2017	10,966
2018	8,888
After five years	41,225
Total minimum lease payments	¥ 105,050

Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 32,728	¥ 34,079	¥ 38,641

Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 7,293	¥ 7,904	¥ 8,555
Additions - Charged to costs and expenses	2,810	3,773	3,625
Deductions - Bad debts written off	2,721	3,858	3,849
Foreign currency translation	503	(526)	(427)
Balance at end of year	7,885	7,293	7,904
Finance subsidiaries-receivables:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	25,982	32,115	45,076
Additions - Charged to costs and expenses	10,059	13,032	13,305
Deductions - Bad debts written off	16,376	18,438	22,913
Foreign currency translation	1,517	(727)	(3,353)
Balance at end of year	21,182	25,982	32,115
Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	20,616	24,890	35,823
Additions - Charged to costs and expenses	9,234	11,625	10,146
Deductions - Bad debts written off	13,198	15,484	18,302
Foreign currency translation	1,176	(415)	(2,777)
Balance at end of year	17,828	20,616	24,890
Allowance for losses on lease residual values
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	5,366	7,225	9,253
Additions - Charged to costs and expenses	825	1,407	3,159
Deductions - Bad debts written off	3,178	2,954	4,611
Foreign currency translation	341	(312)	(576)
Balance at end of year	3,354	5,366	7,225
Other assets: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	23,036	23,275	9,319
Additions - Charged to costs and expenses	687	1,293	15,839
Deductions - Bad debts written off	1,063	1,311	1,734
Foreign currency translation	94	(221)	(149)
Balance at end of year	¥ 22,754	¥ 23,036	¥ 23,275

Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Segment Reporting Disclosure [Line Items]
Number of reportable segments	4

Principal Products and Services, and Functions of Each Segment (Detail)	12 Months Ended
Mar. 31, 2013
Motorcycle Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Motorcycles, all-terrain vehicles (ATVs), and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Automobile Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Automobiles and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Financial Services Business
Segment Reporting Disclosure [Line Items]
Principal products and services	Financial, insurance services
Functions	Retail loan and lease related to Honda products Others
Power Product and Other Businesses
Segment Reporting Disclosure [Line Items]
Principal products and services	Power products and relevant parts, and others
Functions	Research & Development Manufacturing Sales and related services Others

Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue:
External customers													¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Total	2,744,960	2,425,792	2,271,286	2,435,909	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	9,877,947	7,948,095	8,936,867
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092
Segment income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Equity in income of affiliates													82,723	100,406	139,756
Assets	13,635,357				11,787,599				11,577,714				13,635,357	11,787,599	11,577,714
Investments in affiliates	457,376				430,783				434,991				457,376	430,783	434,991
Depreciation and amortization													590,469	554,867	589,415
Capital expenditures													1,423,526	1,108,180	1,125,040
Damaged and impairment losses on long-lived assets													4,773	12,104	17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Motorcycle Business
Net sales and other operating revenue:
External customers													1,339,549	1,348,828	1,288,194
Total													1,339,549	1,348,828	1,288,194
Cost of sales, SG&A and R&D expenses													1,229,316	1,206,226	1,149,600
Segment income (loss)													110,233	142,602	138,594
Equity in income of affiliates													25,606	31,185	40,471
Assets	1,095,357				1,006,684				934,472				1,095,357	1,006,684	934,472
Investments in affiliates	85,039				70,275				76,280				85,039	70,275	76,280
Depreciation and amortization													34,665	43,564	44,525
Capital expenditures													73,513	62,075	37,084
Damaged and impairment losses on long-lived assets															59
Automobile Business
Net sales and other operating revenue:
External customers													7,709,216	5,805,975	6,794,098
Intersegment													14,374	16,767	8,218
Total													7,723,590	5,822,742	6,802,316
Cost of sales, SG&A and R&D expenses													7,437,599	5,899,948	6,537,766
Segment income (loss)													285,991	(77,206)	264,550
Equity in income of affiliates													56,361	68,521	100,018
Assets	5,759,126				4,955,791				4,888,818				5,759,126	4,955,791	4,888,818
Investments in affiliates	352,317				343,429				341,955				352,317	343,429	341,955
Depreciation and amortization													290,522	289,845	317,939
Capital expenditures													540,625	349,605	273,502
Damaged and impairment losses on long-lived assets														8,260	16,774
Financial Services Business
Net sales and other operating revenue:
External customers													548,506	516,148	561,896
Intersegment													11,750	10,428	11,562
Total													560,256	526,576	573,458
Cost of sales, SG&A and R&D expenses													402,098	356,570	387,179
Segment income (loss)													158,158	170,006	186,279
Assets	6,765,322				5,644,380				5,572,152				6,765,322	5,644,380	5,572,152
Depreciation and amortization													256,166	211,325	213,805
Capital expenditures													794,869	686,495	800,491
Damaged and impairment losses on long-lived assets													4,773	1,514	835
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Power Product and Other Businesses
Net sales and other operating revenue:
External customers													280,676	277,144	292,679
Intersegment													10,994	12,590	15,132
Total													291,670	289,734	307,811
Cost of sales, SG&A and R&D expenses													301,242	293,772	313,336
Segment income (loss)													(9,572)	(4,038)	(5,525)
Equity in income of affiliates													756	700	(733)
Assets	309,149				305,235				290,980				309,149	305,235	290,980
Investments in affiliates	20,020				17,079				16,756				20,020	17,079	16,756
Depreciation and amortization													9,116	10,133	13,146
Capital expenditures													14,519	10,005	13,963
Damaged and impairment losses on long-lived assets														2,330
Segment Total
Net sales and other operating revenue:
External customers													9,877,947	7,948,095	8,936,867
Intersegment													37,118	39,785	34,912
Total													9,915,065	7,987,880	8,971,779
Cost of sales, SG&A and R&D expenses													9,370,255	7,756,516	8,387,881
Segment income (loss)													544,810	231,364	583,898
Equity in income of affiliates													82,723	100,406	139,756
Assets	13,928,954				11,912,090				11,686,422				13,928,954	11,912,090	11,686,422
Investments in affiliates	457,376				430,783				434,991				457,376	430,783	434,991
Depreciation and amortization													590,469	554,867	589,415
Capital expenditures													1,423,526	1,108,180	1,125,040
Damaged and impairment losses on long-lived assets													4,773	12,104	17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables													10,059	13,032	13,305
Reconciling Items
Net sales and other operating revenue:
Intersegment													(37,118)	(39,785)	(34,912)
Total													(37,118)	(39,785)	(34,912)
Cost of sales, SG&A and R&D expenses													(37,118)	(39,785)	(34,912)
Assets	(293,597)				(124,491)				(108,708)				(293,597)	(124,491)	(108,708)
Other Adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses															14,123
Segment income (loss)															¥ (14,123)

Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Assets	¥ 13,635,357	¥ 11,787,599	¥ 11,577,714
Depreciation and amortization related to property on operating leases	254,933	209,762	212,143
Capital expenditures related to purchases of operating lease assets	793,118	683,767	798,420
Depreciation expense decreased (increased)	(335,536)	(345,105)	(377,272)
Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	56,300
Reconciling Items
Segment Reporting Information [Line Items]
Assets	(293,597)	(124,491)	(108,708)
Unallocated amount
Segment Reporting Information [Line Items]
Assets	293,583	399,732	453,116
Motorcycle Business
Segment Reporting Information [Line Items]
Assets	1,095,357	1,006,684	934,472
Motorcycle Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	6,358
Automobile Business
Segment Reporting Information [Line Items]
Assets	5,759,126	4,955,791	4,888,818
Automobile Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	48,568
Financial Services Business
Segment Reporting Information [Line Items]
Assets	6,765,322	5,644,380	5,572,152
Depreciation and amortization related to property on operating leases	254,933	209,762	212,143
Capital expenditures related to purchases of operating lease assets	793,118	683,767	798,420
Financial Services Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	77
Power Product and Other Businesses
Segment Reporting Information [Line Items]
Assets	309,149	305,235	290,980
Power Product and Other Businesses | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	¥ 1,297

External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Motorcycles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	1,274,890	1,286,319	1,225,098
All-terrain vehicles (ATVs) and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	64,659	62,509	63,096
Automobiles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	7,709,216	5,805,975	6,794,098
Financial, insurance services
Revenue from External Customer [Line Items]
External sales and other operating revenue	548,506	516,148	561,896
Power products and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue	221,321	208,661	202,838
Others
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 59,355	¥ 68,483	¥ 89,841

Geographical Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Long-lived assets	4,350,818	3,534,908	3,391,573
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	1,925,333	1,774,573	1,834,003
Long-lived assets	1,167,236	1,048,402	1,053,168
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	4,063,727	3,099,810	3,504,765
Long-lived assets	2,380,885	1,889,567	1,766,814
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales and other operating revenue	3,888,887	3,073,712	3,598,099
Long-lived assets	¥ 802,697	¥ 596,939	¥ 571,591

Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue:
External customers													¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Total	2,744,960	2,425,792	2,271,286	2,435,909	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	9,877,947	7,948,095	8,936,867
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092
Operating income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Assets	13,635,357				11,787,599				11,577,714				13,635,357	11,787,599	11,577,714
Long-lived assets	4,350,818				3,534,908				3,391,573				4,350,818	3,534,908	3,391,573
Japan
Net sales and other operating revenue:
External customers													1,925,333	1,774,573	1,834,003
Transfers between geographic areas													1,968,179	1,588,379	1,777,204
Total													3,893,512	3,362,952	3,611,207
Cost of sales, SG&A and R&D expenses													3,715,084	3,472,786	3,545,089
Operating income (loss)													178,428	(109,834)	66,118
Assets	3,264,383				3,112,901				2,882,470				3,264,383	3,112,901	2,882,470
Long-lived assets	1,167,236				1,048,402				1,053,168				1,167,236	1,048,402	1,053,168
North America
Net sales and other operating revenue:
External customers													4,612,361	3,500,245	3,941,505
Transfers between geographic areas													244,741	214,511	206,392
Total													4,857,102	3,714,756	4,147,897
Cost of sales, SG&A and R&D expenses													4,648,184	3,491,463	3,846,975
Operating income (loss)													208,918	223,293	300,922
Assets	7,645,540				6,333,851				6,209,145				7,645,540	6,333,851	6,209,145
Long-lived assets	2,481,097				1,970,631				1,852,542				2,481,097	1,970,631	1,852,542
Europe
Net sales and other operating revenue:
External customers													536,856	519,329	618,426
Transfers between geographic areas													105,254	61,463	80,872
Total													642,110	580,792	699,298
Cost of sales, SG&A and R&D expenses													641,650	592,901	709,501
Operating income (loss)													460	(12,109)	(10,203)
Assets	673,667				568,790				564,678				673,667	568,790	564,678
Long-lived assets	124,088				111,354				106,633				124,088	111,354	106,633
Asia
Net sales and other operating revenue:
External customers													1,926,434	1,276,621	1,594,058
Transfers between geographic areas													379,213	213,857	247,109
Total													2,305,647	1,490,478	1,841,167
Cost of sales, SG&A and R&D expenses													2,158,889	1,413,608	1,690,530
Operating income (loss)													146,758	76,870	150,637
Assets	1,523,192				1,070,331				1,049,113				1,523,192	1,070,331	1,049,113
Long-lived assets	434,827				274,182				231,867				434,827	274,182	231,867
Other Regions
Net sales and other operating revenue:
External customers													876,963	877,327	948,875
Transfers between geographic areas													19,504	15,805	33,208
Total													896,467	893,132	982,083
Cost of sales, SG&A and R&D expenses													860,773	836,176	912,534
Operating income (loss)													35,694	56,956	69,549
Assets	660,856				611,818				658,636				660,856	611,818	658,636
Long-lived assets	143,570				130,339				147,363				143,570	130,339	147,363
Total
Net sales and other operating revenue:
External customers													9,877,947	7,948,095	8,936,867
Transfers between geographic areas													2,716,891	2,094,015	2,344,785
Total													12,594,838	10,042,110	11,281,652
Cost of sales, SG&A and R&D expenses													12,024,580	9,806,934	10,704,629
Operating income (loss)													570,258	235,176	577,023
Assets	13,767,638				11,697,691				11,364,042				13,767,638	11,697,691	11,364,042
Long-lived assets	4,350,818				3,534,908				3,391,573				4,350,818	3,534,908	3,391,573
Reconciling Items
Net sales and other operating revenue:
Transfers between geographic areas													(2,716,891)	(2,094,015)	(2,344,785)
Total													(2,716,891)	(2,094,015)	(2,344,785)
Cost of sales, SG&A and R&D expenses													(2,691,443)	(2,090,203)	(2,351,660)
Operating income (loss)													(25,448)	(3,812)	6,875
Assets	(132,281)				89,908				213,672				(132,281)	89,908	213,672
Other Adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses															14,123
Operating income (loss)															¥ (14,123)

Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Assets	¥ 13,635,357	¥ 11,787,599	¥ 11,577,714
Depreciation expense decreased (increased)	(335,536)	(345,105)	(377,272)
Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	56,300
Reconciling Items
Segment Reporting Disclosure [Line Items]
Assets	(132,281)	89,908	213,672
Unallocated amount
Segment Reporting Disclosure [Line Items]
Assets	293,583	399,732	453,116
Japan
Segment Reporting Disclosure [Line Items]
Assets	3,264,383	3,112,901	2,882,470
Japan | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	42,486
North America
Segment Reporting Disclosure [Line Items]
Assets	7,645,540	6,333,851	6,209,145
North America | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	9,602
Europe
Segment Reporting Disclosure [Line Items]
Assets	673,667	568,790	564,678
Europe | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	1,068
Asia
Segment Reporting Disclosure [Line Items]
Assets	1,523,192	1,070,331	1,049,113
Asia | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	¥ 3,144

Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Operating income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Net income (loss) attributable to Honda Motor Co., Ltd.	¥ 75,752	¥ 77,441	¥ 82,233	¥ 131,723	¥ 71,594	¥ 47,662	¥ 60,429	¥ 31,797	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 367,149	¥ 211,482	¥ 534,088
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share (in yen per share)	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 203.71	¥ 117.34	¥ 295.67